UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2006 – JUNE 30, 2006 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Trust II Funds

June 30, 2006

•	Managers 20 Fund

•	Managers Mid-Cap Fund

•	Managers Balanced Fund

•	Managers High Yield Fund

•	Managers Fixed Income Fund

Trust II Funds

Semi-Annual Report – June 30, 2006 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUNDS’ EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS

Managers 20 Fund	6

Managers Mid-Cap Fund	8

Managers Balanced Fund	11

Managers High Yield Fund	18

Managers Fixed Income Fund	24

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	29

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	30
Funds’ balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	31
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	32
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	34
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder,

The first half of 2006 was characterized by increased volatility in most markets. U.S. and foreign stocks, as well as bonds were all impacted by higher oil prices, unrest in the Middle East, and uncertainty over growth rates and inflation. Times like these challenge investors to remove emotion from decisions and stay the course with their long-term investment plans.

At Managers, regardless of market conditions, we maintain a focus on providing investors with excellent, trusted, and rigorously monitored investment solutions across all major market segments and styles. We encourage our portfolio managers to take a long term view and to invest with a long term horizon. We strive to stay on course even when market volatility causes concern.

Our overriding goal is to hire fund managers that can effectively manage your assets in all types of market conditions. Toward this goal we maintain a team of skilled investment professionals focused solely on understanding the global capital markets and overseeing the managers in our Funds. We hire fund portfolio managers who excel over time, have a strong investment discipline and stick to it. Our investment team oversees the Funds’ managers and portfolios every day so you don’t have to. Once you have selected Managers Funds as part of your asset allocation, you can be assured that we are monitoring that investment every day to help ensure it is delivering on its investment mandate.

We believe we have hired some of the best managers in the market to help our investors navigate complex and volatile markets.

We believe we have hired some of the best managers in the market to help our investors navigate complex and volatile markets. An example is Dan Fuss of Loomis Sayles (Managers Bond Fund) and Bill Gross of PIMCO (Managers Fremont Bond Fund) who have both helped our investors deal with changing market conditions for years. Recently, and for differing reasons, both managers came to the conclusion that the Federal Reserve Board would stop raising short term rates and extended the maturities of their portfolio holdings. These managers made reasoned judgments on the market based on their investment philosophies and backed up by extensive research. Their well thought out and executed investment management strategies let you the investor have confidence that your assets are being managed prudently and proactively.

At Managers we appreciate the opportunity to be a part of your long term investment plan. You can rest assured that under all market conditions our team is focused on delivering you excellent investment management services.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman, CFA
President	Executive Vice President
Managers Funds	Chief Investment Officer
Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Fund Return

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended June 30, 2006	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period*
Managers 20 Fund Class A
Based on Actual Fund Return	$1,000	$919	$7.14
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.50

Managers 20 Fund Class B
Based on Actual Fund Return	$1,000	$915	$10.68
Based on Hypothetical 5% Annual Return	$1,000	$1,014	$11.23

Managers 20 Fund Class C
Based on Actual Fund Return	$1,000	$915	$10.68
Based on Hypothetical 5% Annual Return	$1,000	$1,014	$11.23

Managers 20 Fund Institutional Class
Based on Actual Fund Return	$1,000	$920	$5.95
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.26

Managers Mid-Cap Fund Class A
Based on Actual Fund Return	$1,000	$1,033	$6.30
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.26

Managers Mid-Cap Fund Class B
Based on Actual Fund Return	$1,000	$1,029	$10.06
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.99

Managers Mid-Cap Fund Class C
Based on Actual Fund Return	$1,000	$1,029	$10.06
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.99

Managers Mid-Cap Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,034	$5.04
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$5.01

Managers Balanced Fund Class A
Based on Actual Fund Return	$1,000	$1,028	$6.28
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.26

Managers Balanced Fund Class B
Based on Actual Fund Return	$1,000	$1,024	$10.03
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.99

Managers Balanced Fund Class C
Based on Actual Fund Return	$1,000	$1,023	$10.03
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.99

Managers Balanced Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,028	$5.03
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$5.01

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2006	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During Period*
Managers High Yield Fund Class A
Based on Actual Fund Return	$1,000	$1,031	$5.79
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.76

Managers High Yield Fund Class B
Based on Actual Fund Return	$1,000	$1,027	$9.55
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.49

Managers High Yield Fund Class C
Based on Actual Fund Return	$1,000	$1,027	$9.55
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.49

Managers High Yield Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,032	$4.53
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.51

Managers Fixed Income Fund Class A
Based on Actual Fund Return	$1,000	$993	$3.66
Based on Hypothetical 5% Annual Return	$1,000	$1,021	$3.71

Managers Fixed Income Fund Class B
Based on Actual Fund Return	$1,000	$989	$7.35
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.45

Managers Fixed Income Fund Class C
Based on Actual Fund Return	$1,000	$990	$7.35
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.45

Managers Fixed Income Fund Institutional Class
Based on Actual Fund Return	$1,000	$995	$2.42
Based on Hypothetical 5% Annual Return	$1,000	$1,022	$2.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers Funds Performance

All periods ended June 30, 2006 (unaudited)

			Average Annual Total Return[1]
Managers Funds: Equity Funds:			Six Months	1 Year	3 Years	5 Years	Since Inception	Inception Date
20 Fund[3]	-Class A	No Load	(8.11)%	(2.79)%	0.98%	(10.11)%	(5.37)%	Jan-98
	-Class A	With Load	(13.38)%	(8.30)%	(1.01)%	(11.17)%	(6.03)%	Jan-98
	-Class B	No Load	(8.53)%	(3.60)%	0.39%	(10.64)%	(7.27)%	Feb-98
	-Class B	With Load	(13.10)%	(8.42)%	(0.61)%	(11.00)%	(7.27)%	Feb-98
	-Class C	No Load	(8.49)%	(3.58)%	0.39%	(10.63)%	(7.86)%	Mar-98
	-Class C	With Load	(9.41)%	(4.54)%	0.08%	(10.82)%	(7.97)%	Mar-98
	-Inst. Class	No Load	(7.97)%	(2.74)%	1.41%	(9.74)%	(7.63)%	Apr-98
S&P 500 Index[5]			2.71%	8.63%	11.22%	2.49%	4.77%

Mid-Cap[4]	-Class A	No Load	3.27%	10.57%	16.93%	8.70%	13.44%	Jan-97
	-Class A	With Load	(2.66)%	4.19%	14.65%	7.41%	12.73%	Jan-97
	-Class B	No Load	2.89%	9.73%	16.23%	8.09%	11.87%	Jan-98
	-Class B	With Load	(2.11)%	4.73%	15.49%	7.80%	11.87%	Jan-98
	-Class C	No Load	2.88%	9.82%	16.21%	8.11%	11.01%	Feb-98
	-Class C	With Load	1.88%	8.82%	15.85%	7.89%	10.88%	Feb-98
	-Inst. Class	No Load	3.39%	10.89%	17.36%	9.17%	14.00%	Jan-97
S&P Mid Cap 400 Index[6]			4.24%	12.98%	18.14%	9.30%	13.72%

Hybrid Fund:

Balanced[2]	-Class A	No Load	2.78%	5.83%	9.14%	4.08%	8.56%	Jan-97
	-Class A	With Load	(3.09)%	(0.26)%	7.00%	2.86%	7.88%	Jan-97
	-Class B	No Load	2.35%	4.95%	8.45%	3.53%	6.52%	Feb-98
	-Class B	With Load	(2.65)%	(0.05)%	7.59%	3.18%	6.52%	Feb-98
	-Class C	No Load	2.32%	4.90%	8.43%	3.51%	6.44%	Feb-98
	-Class C	With Load	1.32%	3.90%	8.05%	3.29%	6.31%	Feb-98
	-Inst. Class	No Load	2.80%	5.97%	9.52%	4.53%	9.06%	Jan-97
50% S&P 500 Index & 50% Lehman Brothers Aggregate Bond Index[7]			1.06%	3.95%	6.72%	4.16%	7.32%

Managers Funds Performance

All periods ended June 30, 2006 (continued)

			Average Annual Total Returns[1]
Income Funds:			Six Months	1 Year	3 Years	5 Years	Since Inception	Inception Date
High Yield[2,10]	-Class A	No Load	3.08%	4.29%	8.46%	9.42%	6.27%	Jan-98
	-Class A	With Load	(2.89)%	(1.72)%	6.34%	8.13%	5.53%	Jan-98
	-Class B	No Load	2.72%	3.43%	7.77%	8.82%	5.18%	Feb-98
	-Class B	With Load	(2.27)%	(1.44)%	6.90%	8.53%	5.18%	Feb-98
	-Class C	No Load	2.73%	3.44%	7.78%	8.83%	5.18%	Feb-98
	-Class C	With Load	1.73%	2.47%	7.42%	8.61%	5.04%	Feb-98
	-Inst. Class	No Load	3.18%	4.40%	8.85%	9.91%	6.23%	Mar-98
Lehman Brother U.S. Corporate High Yield Bond Index[8]			3.14%	4.80%	8.63%	8.69%	N/A

Fixed Income[2,11]	-Class A	No Load	(0.67)%	0.01%	3.34%	5.19%	6.06%	Jan-97
	-Class A	With Load	(5.67)%	(5.02)%	1.58%	4.11%	5.48%	Jan-97
	-Class B	No Load	(1.14)%	(0.84)%	2.67%	4.57%	5.11%	Mar-98
	-Class B	With Load	(5.98)%	(5.58)%	1.76%	4.24%	5.11%	Mar-98
	-Class C	No Load	(1.04)%	(0.84)%	2.68%	4.59%	5.27%	Mar-98
	-Class C	With Load	(2.01)%	(1.79)%	2.33%	4.39%	5.15%	Mar-98
	-Inst. Class	No Load	(0.54)%	0.25%	3.73%	5.64%	6.60%	Jan-97
Lehman Brothers Aggregate Bond Index[9]			(0.72)%	(0.81)%	2.05%	4.97%	6.07%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call 800.835.3879 or visit our web site at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A (5.00% maximum for Managers Fixed Income Fund), as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The Class B shares’ CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges, and expenses carefully before investing, and how long they intend to keep their money invested in the Fund and class(es). Each Fund’s prospectus contains information concerning the Fund’s investment objective, risk, charges, and expenses and other information. Additional risks are associated with investing in high yield securities and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility, and bonds, such as rising interest rates. More specifically, the value of debt instruments held in bond funds declines when interest rates rise and longer-term bonds are more vulnerable to interest rate risk. To obtain a prospectus, please call 800-835-3879 or visit our website at www.managersinvest.com. Please read the Prospectus carefully before you invest in a Fund or send money. Investors should discuss their goals and choices with a registered financial professional in order to determine which share class is appropriate for them.

Distributed by Managers Distributors, Inc., member NASD.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[3]	The Fund is subject to risks associated with investing in a concentrated fund, and the value of the Portfolio will be greatly affected by the fluctuations in the value of a single stock.

[4]	The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on a limited number of products.

[5]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks representing all major industries. Unlike the Fund, the S&P 500 Index is unmanaged, is not available for investment, and does not incur expenses.

[6]	The S&P MidCap 400 Index is the most widely used index for mid-size companies and covers approximately 7% of the U.S. equities market. Unlike the Fund, the S&P Mid Cap 400 Index is unmanaged, is not available for investment, and does not incur expenses.

[7]	The benchmark is composed of 50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index.

[8]	The Lehman Brothers U.S. Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service). Unlike the Fund, the Lehman Brothers U.S. Corporate High Yield Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[9]	The Lehman Brothers Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Lehman Brothers Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[10]	The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher rated issuers.

[11]	Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors ability to pay its creditors.

Managers 20 Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 25 securities)	% of Net Assets
Cisco Systems, Inc.*	5.6%
Google Inc.	5.5
Schwab (Charles) Corp.*	5.3
Caterpillar, Inc.*	5.3
Rockwell Automation, Inc.	5.2
Teva Pharmaceutical Industries, Ltd., Sponsored ADR*	5.1
QUALCOMM, Inc.*	4.9
Amgen, Inc.*	4.9
Cognizant Technology Solutions Corp.	4.7
Juniper Networks, Inc.	4.6

Top Ten as a Group	51.1%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers 20 Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 100.9%
Consumer Discretionary - 8.6%
Amazon.Com, Inc.*	16,600	[2]	$642,088
eBay, Inc.*	22,600		661,954
Total Consumer Discretionary			1,304,042
Energy - 3.0%
Baker Hughes, Inc.	5,500		450,175
Financials - 9.6%
Citigroup, Inc.	13,600		656,064
Schwab (Charles) Corp.	49,900		797,402
Total Financials			1,453,466
Health Care - 24.8%
Affymetrix, Inc.*	18,400[2]		471,040
Amgen, Inc.*	11,300		737,099
Medtronic, Inc.	12,300[2]		577,116
Pfizer, Inc.	28,300		664,201
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	24,400[2]		770,796
UnitedHealth Group, Inc.	12,000		537,360
Total Health Care			3,757,612
Industrials - 10.5%
Caterpillar, Inc.	10,700		796,936
Rockwell Automation, Inc.	11,000		792,110
Total Industrials			1,589,046
Information Technology - 44.4%
Applied Materials, Inc.	38,000[2]		618,640
Avid Technology, Inc.*	14,600[2]		486,618
Cisco Systems, Inc.*	43,200		843,696
Cognizant Technology Solutions Corp.*	10,527		709,204
Electronic Arts, Inc.*	14,400[2]		619,776
Google Inc.*	2,000		838,660
Juniper Networks, Inc.*	43,100[2]		689,169
Linear Technology Corp.	16,300[2]		545,887
Maxim Integrated Products, Inc.	19,100		613,301
QUALCOMM, Inc.	18,600		745,302
Total Information Technology			6,710,253
Total Common Stocks (cost $17,028,996)			15,264,594
Other Investment Companies - 26.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	3,982,536		$3,982,536
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	46,652		46,652
Total Other Investment Companies (cost $4,029,188)			4,029,188
Total Investments - 127.5% (cost $21,058,184)			19,293,782
Other Assets, less Liabilities - (27.5)%			(4,163,575)
Net Assets - 100.0%			$15,130,207

The accompanying notes are an integral part of these financial statements.

Managers Mid-Cap Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 120 securities)	% of Net Assets
Joy Global, Inc.*	2.5%
Cummins, Inc.	2.2
Patterson-UTI Energy, Inc.*	2.2
Questar Corp.*	2.1
American Financial Group, Inc.*	2.1
Tesoro Corp.	1.9
Radian Group, Inc.	1.9
Allegheny Energy, Inc.	1.7
Martin Marietta Materials, Inc.*	1.7
Humana, Inc.*	1.7

Top Ten as a Group	20.0%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Mid-Cap Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 99.3%
Consumer Discretionary - 12.4%
Abercrombie & Fitch Co.	3,600		$199,548
American Eagle Outfitters, Inc.	43,600	[2]	1,484,144
AnnTaylor Stores Corp.*	26,300		1,140,894
Autoliv, Inc.	11,500	[2]	650,555
Brinker International, Inc.	18,600	[2]	675,180
Brunswick Corp.	7,500		249,375
Circuit City Stores, Inc.	27,400	[2]	745,828
Darden Restaurants, Inc.	29,700		1,170,180
Dillard’s, Inc., Class A	37,300	[2]	1,188,004
Liz Claiborne, Inc.	12,100	[2]	448,426
NetFlix, Inc.*	20,600	[2]	560,526
Payless ShoeSource, Inc.*	39,600		1,075,932
Rent-A-Center, Inc.*	22,000	[2]	546,920
Thor Industries, Inc.	9,800	[2]	474,810
Tupperware Corp.	19,800	[2]	389,862
Washington Post Co., The	410		319,804
Total Consumer Discretionary			11,319,988
Consumer Staples - 1.6%
Energizer Holdings, Inc.*	6,800	[2]	398,276
Hansen Natural Corp.*	1,800	[2]	342,666
Hormel Foods Corp.	8,900	[2]	330,546
McCormick & Co.	12,200		409,310
Total Consumer Staples			1,480,798
Energy- 9.1%
Cimarex Energy Co.	23,600		1,014,800
ENSCO International, Inc.	11,800		543,036
Helmerich & Payne, Inc.	13,400		807,484
Newfield Exploration Co.*	17,700		866,238
Overseas Shipholding Group, Inc.	15,700	[2]	928,655
Patterson-UTI Energy, Inc.	70,200		1,987,362
Tesoro Corp.	23,400		1,740,024
Unit Corp.*	7,800		443,742
Total Energy			8,331,341
Financials - 18.3%
A.G. Edwards, Inc.	10,700		591,924
American Financial Group, Inc.	44,000	[2]	1,887,600
AmSouth Bancorporation	26,600	[2]	703,570
Assurant, Inc.	16,200	[2]	784,080
Camden Property Trust (REIT)	9,900	[2]	728,145
CB Richard Ellis Group, Inc.*	37,800		941,220
CBL & Associates Properties, Inc.	29,900	[2]	1,164,007
Compass Bancshares, Inc.	11,400	[2]	633,840
First American Corp.	9,200	[2]	388,884
Highwoods Properties, Inc.	37,200	[2]	1,345,896
Indymac Mortgage Holdings, Inc.	7,800	[2]	357,630
Jefferies Group, Inc.	21,200	[2]	628,156
Leucadia National Corp.	13,600	[2]	396,984
Mercantile Bankshares Corp.	22,350	[2]	797,225
Nationwide Financial Services, Inc.	13,500		595,080
New Plan Excel Realty Trust, Inc.	25,900	[2]	639,471
PMI Group, Inc.	16,700	[2]	744,486
Radian Group, Inc.	27,500		1,698,950
Raymond James Financial, Inc.	12,100		366,267
W.R. Berkley Corp.	13,900		474,407
Wilmington Trust Corp.	9,200		388,056
Zions Bancorporation	6,300		491,022
Total Financial			16,746,900
HealthCare - 10.0%
Applera Corp. - Applied Biosystems Group	37,500		1,213,125
C.R. Bard, Inc.	11,900		871,794
Charles River Laboratories International, Inc.*	22,100		813,280
Coventry Health Care, Inc.*	21,525		1,182,584
Hillenbrand Industries, Inc.	8,900	[2]	431,650
Humana, Inc.*	28,700		1,541,190
Intuitive Surgical, Inc.*	3,100	[2]	365,707
King Pharmaceuticals Inc.*	15,000		255,000
Lifepoint Hospitals, Inc.*	24,300		780,759
Techne Corp.*	26,600	[2]	1,354,472
Thermo Electron Corp.*	5,400		195,696
Watson Pharmaceuticals, Inc.*	7,200		167,616
Total Health Care			9,172,873
Industrials - 14.5%
Armor Holdings Inc.*	3,200		175,456
Banta Corp.	14,300		662,519
Con-way, Inc.	13,300		770,469
Corporate Executive Board Co.	2,500	[2]	250,500
Cummins, Inc.	16,400	[2]	2,004,900
EGL, Inc.*	9,900		496,980
Florida Rock Industries, Inc.	9,900	[2]	491,733
ITT Educational Services, Inc.*	11,300		743,653
Joy Global, Inc.	44,000		2,291,960
Precision Castparts Corp.	18,000		1,075,680

The accompanying notes are an integral part of these financial statements.

Managers Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 14.5% (continued)
R.R. Donnelley & Sons Co.	6,000		$191,700
Republic Services, Inc.	22,000		887,480
Ryder System, Inc.	10,900		636,887
Skywest, Inc.	22,000		545,600
SPX Corp.	5,000	[2]	279,750
Terex Corporation*	9,300		917,910
Thomas & Betts Corp.*	15,700		805,410
Total Industrials			13,228,587
Information Technology - 16.1%
Akamai Technologies, Inc.*	22,200	[2]	803,418
Arrow Electronics, Inc.*	10,200		328,440
Avnet, Inc.*	30,900		618,618
Cadence Design Systems Inc.*	33,700		577,955
CheckFree Corp.*	8,100	[2]	401,436
Citrix Systems, Inc.*	24,200		971,388
Cognizant Technology Solutions Corp.*	6,100		410,957
Factset Research Systems, Inc.	24,850	[2]	1,175,405
Global Payments, Inc.	19,600		951,580
Imation Corp.	13,000	[2]	533,650
Ingram Micro, Inc., Class A*	36,000		652,680
Integrated Device Technology, Inc.*	33,400	[2]	473,612
Intersil Corp., Class A	33,800		785,850
Lam Research Corp.*	15,700		731,934
MEMC Electronic Materials, Inc.*	10,500		393,750
Microchip Technology, Inc.	12,300		412,665
MoneyGram International, Inc.	14,200		482,090
Omnivision Technologies, Inc.*	25,900	[2]	547,008
Palm, Inc.*	58,800	[2]	946,680
Sabre Holdings Corp.	41,600		915,200
Sybase, Inc.*	30,900	[2]	599,460
Tellabs, Inc.*	24,800		330,088
Western Digital Corp.*	36,600	[2]	725,046
Total Information Technology			14,768,910
Materials - 9.0%
Airgas, Inc.	11,100		413,475
Ashland, Inc.	11,100		740,370
Eagle Materials, Inc.	19,700	[2]	935,750
FMC Corp.	22,000	[2]	1,416,580
Louisana-Pacific Corp.	44,900	[2]	983,310
Martin Marietta Materials, Inc.	17,100		1,558,665
Steel Dynamics, Inc.	18,300	[2]	1,203,042
United States Steel Corp.	13,600		953,632
Total Materials			8,204,824
Telecommunication Services - 0.4%
NII Holdings, Inc., Class B*	6,800		383,384
Utilities - 7.9%
Allegheny Energy, Inc.*	43,100		1,597,717
MDU Resources Group, Inc.	35,700		1,306,977
Nicor, Inc.	11,100	[2]	460,650
OGE Energy Corp.	34,700	[2]	1,215,541
Questar Corp.	23,600		1,899,564
UniSource Energy Corp.	3,100		96,565
Wisconsin Energy Corp.	17,100		689,130
Total Utilities			7,266,144
Total Common Stocks (cost $79,430,438)			90,903,749
Other Investment Companies - 30.3%[1]
Bank of New York Institutional Cash
Reserves Fund, 5.22%[3]	26,963,712		26,963,712
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	766,558		766,558
Total Other Investment Companies (cost $27,730,270)			27,730,270
Total Investments - 129.6% (cost $107,160,708)			118,634,019
Other Assets, less Liabilities - (29.6)%			(27,126,552)
Net Assets- 100.0%			$91,507,467

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 181 securities)	% of Net Assets
Bank of America Corp.*	2.5%
BellSouth Corp.*	1.9
USTN, 2.375%, 08/15/06*	1.9
USTN, 2.500%, 10/31/06*	1.9
Wachovia Corp. *	1.8
Johnson & Johnson*	1.8
PG&E Corp.	1.5
Marathon Oil Corp.	1.5
JPMorgan Chase & Co.	1.4
Procter & Gamble Co.	1.4

Top Ten as a Group	17.6%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Balanced Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

Security Description	Shares		Value
Common Stocks - 65.2%
Consumer Discretionary - 7.3%
AnnTaylor Stores Corp.*	1,600		$69,408
CBS Corp., Class B	4,250		114,963
Coach, Inc.*	2,800		83,720
Dillard’s, Inc., Class A	2,200	[2]	70,070
Home Depot, Inc.	2,570	[2]	91,980
J.C. Penney Co., Inc.	3,500	[2]	236,284
Johnson Controls, Inc.	500		41,110
McDonald’s Corp.	7,300		245,280
McGraw-Hill Companies, Inc., The	1,600		80,368
Office Depot, Inc.*	3,300		125,400
Rent-A-Center, Inc.*	4,500	[2]	111,870
Time Warner, Inc.	14,860	[2]	257,078
Walt Disney Co., The	3,500		105,000
Total Consumer Discretionary			1,632,531
Consumer Staples - 5.2%
Altria Group, Inc.	2,520		185,044
Archer-Daniels-Midland Co.	1,700		70,176
PepsiCo, Inc.	4,900		294,196
Pilgrim’s Pride Corp., Class B	3,400	[2]	87,720
Procter & Gamble Co.	5,712	[2]	317,586
Reynolds American, Inc.	700	[2]	80,710
SUPERVALU, Inc.	4,400	[2]	135,080
Total Consumer Staples			1,170,512
Energy - 5.7%
ConocoPhillips Co.	4,200		275,226
Devon Energy Corp.	1,500	[2]	90,615
Exxon Mobil Corp.	3,820		234,357
Marathon Oil Corp.	4,000		333,200
Unit Corp.*	2,500		142,225
Valero Energy Corp.	3,100		206,212
Total Energy			1,281,835
Financials - 13.9%
Allstate Corp., The	800		43,784
Assurant, Inc.	2,100	[2]	101,640
AvalonBay Communities, Inc.	400	[2]	44,248
Bank of America Corp.	11,800		567,580
Bear, Stearns & Co., Inc.	500		70,040
CBL & Associates Properties, Inc.	5,000	[2]	194,650
CIT Group, Inc.	4,500		235,305
Citigroup, Inc.	2,500		120,600
Conseco, Inc.*	8,100	[2]	187,110

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 13.9% (continued)
Goldman Sachs Group, Inc.	1,300	[2]	$195,559
JPMorgan Chase & Co.	7,648		321,215
Lehman Brothers Holdings, Inc.	400		26,060
Merrill Lynch & Co., Inc.	900		62,604
New Century Financial Corp.	1,200	[2]	54,900
PMI Group, Inc.	800	[2]	35,664
Principal Financial Group	2,500	[2]	139,125
Prudential Financial, Inc.	2,200	[2]	170,940
Radian Group, Inc.	1,000		61,780
Wachovia Corp.	7,500		405,600
Washington Mutual, Inc.	2,108	[2]	96,083
Total Financials			3,134,487
Health Care - 8.4%
AmerisourceBergen Corp.	2,400	[2]	100,608
Amgen, Inc.*	500		32,615
Applera Corp. - Applied Biosystems Group	2,900		93,815
Becton, Dickinson & Co.	1,800		110,034
CIGNA Corp.	2,100		206,870
Coventry Health Care, Inc.*	2,725		149,712
Endo Pharmaceuticals Holdings, Inc.*	900		29,682
Gilead Sciences, Inc.*	4,200		248,472
Johnson & Johnson	6,680		400,265
King Pharmaceuticals Inc*	6,800		115,600
Merck & Co., Inc.	5,100		185,793
Pfizer, Inc.	8,840		207,475
Total Health Care			1,880,941
Industrials - 8.4%
CSX Corp.	2,800		197,232
Cummins, Inc.	2,000		244,500
Emerson Electric Co.	2,300		192,763
Florida Rock Industries, Inc.	3,100	[2]	153,977
General Electric Co.	5,800		191,168
Northrop Grumman Corp.	4,500		288,270
Oshkosh Truck Corp	600		28,512
Robert Half International, Inc.	3,100	[2]	130,200
Ryder System, Inc.	1,600	[2]	93,488
Textron, Inc.	3,000		276,540
West Corp.*	1,800		86,238
Total Industrials			1,882,888
Information Technology - 9.6%
Avnet, Inc.*	2,100		42,042
Cisco Systems, Inc.*	12,640		246,859

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description		Shares	Value
Information Technology - 9.6% (continued)
Citrix Systems, Inc.*		3,400	$136,476
Computer Sciences Corp.*		2,200	106,568
Freescale Semiconductor Inc.*		4,900	142,100
Google Inc.*		300[2]	125,799
Hewlett-Packard Co.		7,200[2]	228,096
Intel Corp.		6,160	116,732
International Business Machines Corp.		2,200	169,004
MEMC Electronic Materials, Inc.*		1,500	56,250
Microsoft Corp.		12,700	295,910
Motorola, Inc.		4,600	92,690
National Semiconductor Corp.		3,100	73,935
Oracle Corp.*		3,300	47,817
Paychex, Inc.		4,000	155,920
Tellabs, Inc.*		1,900	25,289
Western Digital Corp.*		4,500[2]	89,145
Total Information Technology			2,150,632
Materials - 2.3%
Nucor Corp.		2,600[2]	141,050
PPG Industries, Inc.		3,700	244,200
United States Steel Corp.		1,800[2]	126,216
Total Materials			511,466
Telecommunication Services - 1.9%
BellSouth Corp.		12,100[2]	438,020
Utilities - 2.5%
Edison International		5,700[2]	222,300
PG&E Corp.		8,600[2]	337,808
Total Utilities			560,108
Total Common Stocks (cost $12,883,603)			14,643,420

		Principal Amount
Corporate Bonds - 25.0%
Asset-Backed Securities - 1.0%
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.184%, 12/15/31		$36,088	36,266
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37		90,000	87,973
GS Mortgage Securities Corp. II Series 2005-GG4, 4.751%, 07/10/39		50,000	46,242
Morgan Stanley Capital I, Series 2005-T19, 4.890%, 06/12/47		75,000	69,955
Total Asset-Backed Securities			240,436
Finance - 7.2%
Barclays Financial LLC., 4.500%, 03/23/09 5a	KRW	160,900,000	170,044
BNP Paribas SA, 12.269%, 06/30/11 4a	IDR	935,500,000	59,419
Boeing Capital Corp., 4.750%, 08/25/08		25,000	24,580
Carramerica Realty Corp., 3.625%, 04/01/09		165,000	165,292
CIT Group Inc., 5.500%, 12/01/14	GBP	50,000	91,424
Developers Diversified Realty, 5.375%, 10/15/12		90,000	86,603

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Finance - 7.2% (continued)
General Electric Capital Corp., 6.500%, 09/28/15	NZD	$190,000	$114,882
Health Care, Inc., 7.500%, 08/15/07		38,000	38,297
Hospitality Properties Trust, 6.750%, 02/15/13		150,000	153,706
iStar Financial Inc., 5.150%, 03/01/12		65,000	61,876
JPMorgan Chase & Co., 12.231%, 03/28/11 4a	IDR	932,700,000	60,820
Korea Development Bank, 3.875%, 03/02/09		170,000	161,990
Reed Elsevier Capital, Inc., 4.625%, 06/15/12		25,000	23,189
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08		250,000	254,190
Toll Brothers Finance Corp., 5.150%, 05/15/15		15,000	13,113
Union Planters Bank, 6.500%, 03/15/08		30,000	30,376
Wells Fargo Co., 4.899%, 05/01/33 [5]		105,000	105,394
Total Finance			1,615,195
Industrials - 16.6%
Affiliated Computer Services, Inc., 5.200%, 06/01/15		25,000	22,000
Albertson’s Inc.
8.000%, 05/01/31		5,000	4,531
7.750%, 06/15/26		125,000	111,788
6.625%, 06/01/28		20,000	15,987
Albertson’s, Inc., 7.450%, 08/01/29		85,000	73,433
American Stores Co., 8.000%, 06/01/26		5,000	4,833
Amerisourcebergen Corp., 5.875%, 09/15/15 [a]		40,000	37,900
AT&T Corp., 8.000%, 11/15/31		205,000	236,050
AT&T Wireless Services, Inc., 8.750%, 03/01/31		105,000	129,098
Avnet Inc., 6.000%, 09/01/15		25,000	23,708
BellSouth Corp., 6.000%, 11/15/34		60,000	53,487
Centex Corp., 5.250%, 06/15/15		20,000	17,991
Chesapeake Energy Corp
6.500%, 08/15/17		75,000	68,813
6.375%, 06/15/15		15,000	13,988
Comcast Corp.
6.500%, 11/15/35		10,000	9,470
6.450%, 03/15/37		20,000	18,846
6.200%, 03/15/16		60,000	59,713
5.650%, 06/15/35		175,000	149,008
CSC Holdings, Inc., 7.875%, 02/15/18		100,000	100,250
CSN Island IX Corp., 10.000%, 01/15/15 [a]		10,000	11,050
DaimlerChrysler North America Holding Corp., 8.500%, 01/18/31		50,000	56,770
Dow Chemical Co., 7.375%, 11/01/29		75,000	83,542
Georgia-Pacific Corp., 7.700%, 06/15/15		125,000	120,000
Hyatt Equities LLC., 6.875%, 06/15/07 [a]		200,000	201,233
K. Hovnanian Enterprises, Inc., 7.500%, 05/15/16		50,000	46,625
KB Home, 5.875%, 01/15/15		130,000	114,034

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Industrials - 16.6% (continued)
Kroger Co., 7.000%, 05/01/18		$140,000	$142,743
Lubrizol Corp., The, 5.500%, 10/01/14		75,000	70,883
New England Telephone & Telegraph Co., 7.875%, 11/15/29		15,000	15,573
News America, Inc., 7.280%, 06/30/28		75,000	76,031
Penney (JC) Co., 8.000%, 03/01/10		50,000	53,312
Pioneer Natural Resources USA, Inc., 5.875%, 07/15/16		65,000	59,511
Pulte Homes, Inc.
6.375%, 05/15/33		35,000	30,329
6.000%, 02/15/35		70,000	58,621
5.200%, 02/15/15		30,000	26,798
Qwest Corp., 7.500%, 06/15/23		25,000	23,563
Shaw Communications, Inc., 6.150%, 05/09/16	CAD	80,000	67,570
Smithfield Foods, Inc., Series B, 7.750%, 05/15/13		25,000	24,625
Southern Natural Gas Co., 8.875%, 03/15/10		70,000	74,288
Sprint Capital Corp., 6.875%, 11/15/28		135,000	136,388
Time Warner, Inc.
6.950%, 01/15/28		35,000	34,984
6.625%, 05/15/29		75,000	72,270
Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16 [a]		55,000	52,938
Tyco International Group SA
6.875%, 01/15/29		135,000	139,560
6.000%, 11/15/13		145,000	143,862
US West Communications, Inc., 7.250%, 09/15/25		75,000	70,500
Verizon Global Funding Corp., 5.850%, 09/15/35		80,000	69,820
Verizon New York, Inc., 7.375%, 04/01/32		35,000	34,601
Viacom, Inc., 6.875%, 04/30/36 [a]		30,000	29,041
Walt Disney Co., The, 7.000%, 03/01/32		75,000	81,275
WellPoint Inc.
5.850%, 01/15/36		115,000	103,100
5.000%, 12/15/14		25,000	23,291
Xerox Corp., 6.400%, 03/15/16		162,000	153,698
XTO Energy Inc., 5.300%, 06/30/15		80,000	74,496
Total Industrials			3,727,819
Utility - 0.2%
Methanex Corp., 6.000%, 08/15/15		45,000	41,963
Total Corporate Bonds (cost $5,734,936)			5,625,413
Foreign Government and Agency Obligations - 0.8%
Argentina, Republic of, 2.000%, 09/30/14 [5]	ARS	130,000	40,470
Mexico Government, 9.875%, 02/01/10		130,000	146,575
Total Foreign Government and Agency (cost $195,974)			187,045
Municipal Bonds - 0.2%
MI Tobacco Settlement, 7.309%, 06/01/34 (cost $34,998)		35,000	34,967

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
U.S. Government Obligations - 7.0%
USTB, 5.250%, 11/15/28	$175,000	$174,235
USTB, 4.750%, 05/15/14	165,000	161,010
USTB, 4.500%, 08/15/14	25,000	23,552
USTB, 4.000%, 02/15/15	85,000	78,353
USTB, 3.875%, 05/15/09	300,000	290,098
USTN, 2.500%, 10/31/06	420,000	416,506
USTN, 2.375%, 08/15/06	425,000	423,838
Total U.S. Government Obligations (cost $ 1,606,749)		1,567,592

	Shares
Preferred Stock - 0.2%
Newell Financial Trust I, 5.250% (cost $39,878)	925	40,816
Other Investment Companies - 23.4%[1]
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	4,970,662	4,970,662
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	287,157	287,157
Total Other Investment Companies (cost $5,257,819)		5,257,819
Total Investments - 121.8% (cost $25,753,957)		27,357,072
Other Assets, less Liabilities - (21.8)%		(4,893,042)
Net Assets-100.0%		$22,464,030

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 171 securities)	% of Net Assets
General Motors Acceptance Corp., 6.875%, 08/28/12*	2.1%
MGM Mirage Inc., 6.750%, 04/01/13*	1.8
HCA, Inc., 6.750%, 07/15/13	1.7
iPCS, Inc., 11.500%, 05/01/12*	1.7
EchoStar DBS Corp., 7.125%, 02/01/16	1.5
Dex Media, Inc., 9.000%, 11/15/13*	1.4
DirectTV Holdings/Finance, 6.375%, 06/15/15*	1.4
Lyondell Chemical Co., 10.500%, 06/01/13	1.4
Georgia-Pacific Corp., 7.700%, 06/15/15*	1.3
Playtex Products, Inc. 9.375%, 06/01/11	1.2

Top Ten as a Group	15.5%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers High Yield Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 97.6%
Finance - 18.6%
Alamosa Delaware, Inc., 11.000%, 07/31/10	$487,000		$535,700
Alliance Laundry Holdings, LLC., 8.500%, 01/15/13	260,000	[2]	252,200
Arch Western Finance, LLC, 6.750%, 07/01/13 [a]	580,000		558,250
El Paso Production Holding, 7.750%, 06/01/13	90,000		91,125
Ford Motor Credit Co.
7.250%, 10/25/11	50,000		44,401
7.077%, 01/15/10 [5]	520,000		474,139
7.000%, 10/01/13	520,000		448,137
General Motors Acceptance Corp., 6.875%, 08/28/12	1,030,000		971,618
HCA, Inc., 6.750%, 07/15/13	825,000		791,940
Inergy LP, 6.875%, 12/15/14	125,000		116,875
ITT Corp., 7.375%, 11/15/15	475,000		480,937
Jacuzzi Brands, Inc., 9.625%, 07/01/10	500,000		530,625
Madison River, 13.250%, 03/01/10	159,000		166,950
Nell AF Sarl, 8.375%, 08/15/15 [a]	235,000[2]		227,069
Nexstar Finance Holdings, Inc., 11.375%, 04/01/13 [b]	200,000		163,000
Playtex Products, Inc., 9.375%, 06/01/11	535,000	[2]	559,743
Rainbow National Services LLC, 8.750%, 09/01/12 [a]	100,000[2]		105,500
Rayovac Corp., 8.500%, 10/01/13	390,000[2]		335,400
Reliant Energy Inc., 9.500%, 07/15/13	85,000		85,850
Rogers Wireless, Inc., 9.625%, 05/01/11	270,000		297,000
Rouse Co., The, 6.750%, 05/01/13	250,000		244,726
Service Corp. International, 7.700%, 04/15/09	95,000		95,950
Sun Media Corp., 7.625%, 02/15/13	275,000		278,094
TRW Automotive, Inc., 9.375%, 02/15/13	380,000		405,650
UGS Corp., 10.000%, 06/01/12	330,000		356,400
Total Finance			8,617,279
Health Care - 0.9%
Extendicare Health Services, Inc., 6.875%, 05/01/14	400,000		420,000
Industrials - 74.3%
Acco Brands Corp., 7.625%, 08/15/15	520,000[2]		484,900
AEP Industries, Inc., 7.875%, 03/15/13	65,000		65,488
AES Corporation, 8.875%, 02/15/11	280,000[2]		295,400
Ainsworth Lumber Co. Ltd.
7.250%, 10/01/12	75,000		61,875
6.750%, 03/15/14	240,000		183,600
AirGate PCS, Inc., 9.257%, 10/15/11 [5]	250,000		256,874
Allied Waste North America, Inc.
7.375%, 04/15/14	100,000[2]		95,500
5.750%, 02/15/11	265,000[2]		248,438

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 74.3% (continued)
ALLTRISTA Corp., 3.750%, 05/01/12	$300,000	[2]	$307,500
Ames True Temper, Inc., 9.507%, 01/15/12 [5]	340,000		335,750
Applied Waste North America, 7.250%, 03/15/15	150,000		144,000
ArvinMeritor, Inc., 8.750%, 03/01/12	200,000	[2]	196,000
Ball Corp., 6.625%, 03/15/18	210,000		196,350
Beazer Homes USA, Inc.
8.375%, 04/15/12	180,000		180,900
6.875%, 07/15/15	210,000		192,150
6.500%, 11/15/13	250,000		227,500
Brookstone Company, Inc., 12.000%, 10/15/12 [a]	200,000	[2]	177,000
Cablevision Systems Corp., 8.000%, 04/15/12	175,000	[2]	173,469
CanWest Media, Inc., 8.000%, 09/15/12	250,000		248,750
CCO Holdings, LLC, 8.750%, 11/15/13	200,000	[2]	196,000
Charter Communications Holdings II, 10.250%, 09/15/10	500,000		503,750
Chesapeake Energy Corp.
7.000%, 08/15/15	275,000		267,438
6.500%, 08/15/17	445,000		408,287
Citizens Communications Co., 6.250%, 01/15/13	380,000		361,000
Consolidated Communications Holdings, Inc., 9.750%, 04/01/12	369,000		381,915
Corrections Corp. of America, 6.250%, 03/15/13	410,000		387,450
Covalence Specialty Materials Corp., 10.250%, 03/01 /16	170,000	[2]	164,050
Crown Americas, 7.750%, 11/15/15 [a]	290,000	[2]	287,100
D.R. Horton, Inc., 5.250%, 02/15/15	375,000	[2]	333,852
Dean Foods Co., 7.000%, 06/01/16	250,000		243,125
Del Laboratories, Inc.
10.149%, 11/01/11 [5]	145,000	[2]	149,350
8.000%, 02/01/12	225,000	[2]	188,156
Denbury Resources, Inc.
7.500%, 12/15/15	155,000	[2]	155,000
7.500%, 04/01/13	200,000		201,000
Dex Media, Inc., 9.000%, 11/15/13 [b]	795,000		673,762
DirectTV Holdings/Finance, 6.375%, 06/15/15	720,000		667,800
Dobson Cellular Systems, Inc., 9.875%, 11/01/12	115,000		121,900
Dobson Communications Corp.
9.757%, 10/15/12 [5]	235,000	[2]	237,938
8.875%, 10/01/13	210,000	[2]	207,375
EchoStar DBS Corp.
7.125%, 02/01/16 [a]	705,000		682,087
6.375%, 10/01/11	45,000		43,200
Embarq Corp., 7.082%, 06/01/16	185,000		184,307
Flextronics International Ltd., 1.000%, 08/01/10	225,000	[2]	210,375
Fresenius Medical Care Capital Trust II, 7.875%, 02/01/08	390,000		396,825

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 74.3% (continued)
Georgia-Pacific Corp., 7.700%, 06/15/15	$610,000		$585,600
Goodman Global Holding Company, Inc., 7.875%, 12/15/12	215,000	[2]	206,400
Graham Packaging Co., LP, 9.875%, 10/15/14	475,000	[2]	472,625
Graphic Packaging International
9.500%, 08/15/13	45,000	[2]	44,775
8.500%, 08/15/11	330,000	[2]	330,825
Gregg Appliances Inc., 9.000%, 02/01/13	385,000		357,088
Hanover Compressor Co., 9.000%, 06/01/14	290,000		304,500
HCA Inc., 6.500%, 02/15/16	140,000		130,148
Host Marriott LP., 6.750%, 06/01 /16	400,000		383,500
Houghton Mifflin Co., 9.875%, 02/01/13	220,000	[2]	229,350
Huntsman International LLC., 8.125%, 01/01/15 [a]	150,000	[2]	141,375
Huntsman LLC, 11.500%, 07/15/12	145,000		162,763
Ineos Group Holdings PLC, 8.500%, 02/15/16	245,000	[2]	230,606
Inergy Finance, 8.250%, 03/01/16	115,000		116,725
Intelsat Bermuda Ltd., 11.250%, 06/15/16	420,000		432,600
Intelsat Ltd., 10.484%, 01/15/12 [5]	215,000		218,224
Interline Brands, Inc., 8.250%, 06/15/14	145,000		145,363
iPCS, Inc., 11.500%, 05/01/12	700,000		784,000
Iron Mountain Inc.
7.750%, 01/15/15	300,000		288,000
6.625%, 01/01/16	315,000		285,075
IWO Holdings, Inc., 9.257%, 01/15/12 [5]	220,000		228,800
Jefferson SmurfitCorp., 9.750%, 05/01/12	255,000	[2]	229,500
L-3 Communications Corp.
6.125%, 07/15/13	175,000		167,563
5.875%, 01/15/15	265,000		248,438
LodgeNet Entertainment Corp., 9.500%, 06/15/13	150,000		160,500
Lyondell Chemical Co., 10.500%, 06/01/13	585,000		646,424
MGM Mirage Inc.
6.750%, 04/01/13	865,000		829,319
6.750%, 09/01/12	210,000		203,175
5.875%, 02/27/14	5,000	[2]	4,506
Nalco Company
8.875%, 11/15/13	250,000	[2]	253,125
7.750%, 11/15/11	100,000		100,250
Newfield Exploration Co., 6.625%, 04/15/16	170,000		161,075
Nordic Telephone Co., Holdings, 8.875%, 05/01/16	180,000	[2]	185,850
Novelis, Inc., 7.250%, 02/15/15 [a]	335,000		323,274
Owens-Brockway Glass Container Inc.
8.250%, 05/15/13	330,000	[2]	332,475
6.750%, 12/01/14	65,000	[2]	60,613
P.H. Glatfelter Co., 7.125%, 05/01/16	190,000	[2]	188,502

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 74.3% (continued)
Packaging Dynamics, Inc., 10.000%, 05/01/16	$95,000		$95,475
Panamsat Holding Corp., 10.375%, 11/01/14 [b]	475,000		353,490
Pogo Producing Co.
7.875%, 05/01/13 [a]	70,000	[2]	70,525
6.875%, 10/01/17	190,000	[2]	176,938
6.625%, 03/15/15	90,000		83,588
PolyOne Corp., 8.875%, 05/01/12	355,000	[2]	358,105
Quebecor World, Inc., 8.750%, 03/15/16 [a]	215,000		197,263
Qwest Communications International, Inc., 8.670%, 02/15/09 [5]	400,000	[2]	409,500
Qwest Corp., 8.875%, 03/15/12	125,000		132,500
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 [a]	290,000		319,725
Rexnord Corp., 10.125%, 12/15/12	80,000		88,587
Reynolds American, Inc., 7.250%, 06/01/13	185,000		181,763
Rockwood Specialties Grp., 7.500%, 11/15/14	195,000	[2]	192,075
Rogers Wireless, Inc., 6.375%, 03/01/14	300,000		287,250
Rural Cellular Corp.
8.250%, 03/15/12	200,000		206,250
8.250%, 03/15/12 [a]	90,000		92,813
Sealy Mattress Co., 8.250%, 06/15/04	395,000	[2]	396,975
Serena Software Inc., 10.375%, 03/15/16	230,000		231,725
Service Corp. International
7.700%, 04/15/09	65,000		65,650
7.000%, 06/15/17 [a]	45,000		42,300
6.750%, 04/01/16	520,000		481,000
Sierra Pacific Resources, 6.750%, 08/15/17	15,000		14,247
Simmons Co., 10.000%, 12/15/14 [b]	480,000		321,600
Sonat Inc., 7.625%, 07/15/11	450,000	[2]	456,750
Spectrum Brands, Inc., 7.375%, 02/01/15	405,000	[2]	331,088
Starwood Hotels & Resorts, 7.875%, 05/01/12	100,000		104,875
Steinway Musical Instruments, Inc., 7.000%, 03/01/14	90,000	[2]	87,525
Stewart Enterprises, Inc., 6.250%, 02/15/13	315,000		288,619
Sunstate Equipment Co., 10.500%, 04/01/13 [a]	290,000		300,150
Tenet Healthcare Corp., 9.250, 02/01/15 [a]	390,000		384,150
Tenneco Automotive Inc., 8.625%, 11/15/14	400,000	[2]	401,000
TerexCorp., 7.375%, 01/15/14	380,000		380,000
Terra Capital, Inc., 12.875%, 10/15/08	370,000		420,875
Triad Hospitals, Inc., 7.000%, 11/15/13	80,000	[2]	78,200
Ubiquitel Opertating Co., 9.875%, 03/01/11	205,000		223,963
UGS Capital Corp., 10.380%, 06/01/11 [5][a]	275,000		273,625
Unisys Corp., 8.000%, 10/15/12	165,000	[2]	154,275
United Components, Inc., 9.375%, 06/15/13	205,000		202,950
United Rentals (North America), Inc., 6.500%, 02/15/12	315,000	[2]	299,250
Vail Resorts, Inc., 6.750%, 02/15/14	115,000		109,825

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 74.3% (continued)
Vertis Inc., 9.750%, 04/01/09	$190,000		$194,275
Videotron Ltee, 6.875%, 01/15/14	460,000		438,150
Visant Holding Corp.
8.750%, 12/01/13[a]	250,000		242,500
10.250%, 12/01/13 [b]	495,000		391,050
Warner Music Group, 7.375%, 04/15/14	145,000		141,375
Whitting Petroleum Corp., 7.000%, 02/01/14	155,000	[2]	147,250
Williams Companies, Inc.
8.125%, 03/15/12	225,000		234,563
7.625%, 07/15/19	65,000		66,300
Williams Partners LP, 7.500%, 06/15/11	100,000		100,750
Wind Acquisition Fin SA, 10.750%, 12/01/15	275,000	[2]	293,563
Windstream Corp., 8.625%, 08/01/16	180,000		184,950
WMG Holdings Corp., 9.500%, 12/15/14 [b]	571,000		413,975
Xerox Corp., 6.400%, 03/15/16	400,000	[2]	379,500
Total Industrials			34,422,082
Utilities - 3.8%
CMS Energy Corp.
7.500%, 01/15/09	100,000	[2]	101,750
6.300%, 02/01/12	90,000		85,500
Hertz Corporation, 8.875%, 01/01/14	265,000		272,950
Midwest Generation, LLC, 8.750%, 05/01/34	135,000		143,775
Select Medical Corp., 7.625%, 02/01/15	415,000	[2]	363,125
Sierra Pacific Resources, 8.625%, 03/15/14	325,000		345,912
SunGard Data Systems, Inc.
10.250%, 08/15/15 [a]	295,000	[2]	306,431
9.125%, 08/15/13 [a]	140,000	[2]	145,950
Total Utilities			1,765,393
Total Corporate Bonds (cost $46,219,428)			45,224,754

	Shares
Common Stock - 0.5%
Chemicals - 0.5%
Huntsman Corp. (cost $94,073)	12,603		218,285
Other Investment Companies - 27.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.22% [3]	12,452,183		12,452,183
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	319,213		319,213
Total Other Investment Companies (cost $12,771,396)			12,771,396
Total Investments - 125.7% (cost $59,084,897)			58,214,435
Other Assets, less Liabilities - (25.7)%			(11,899,800)
Net Assets - 100.0%			$46,314,635

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Top Ten Holdings (out of 128 securities)	% of Net Assets
USTB, 5.375%, 02/15/31*	4.1%
Inter-American Development Bank, 6.000%, 12/15/17*	3.4
Telefonica Emisiones SAU, 7.045%, 06/20/16	2.5
Qantas Airways Ltd., 6.050%, 04/15/16	2.4
Wells Fargo Co., 4.430%, 05/01/33	2.0
Telus Corp., 8.000%, 06/01/11*	2.0
Kraft Foods, Inc., 5.250%, 10/01/13*	1.9
Mexican Government, 9.000%, 12/20/12*	1.8
Qwest Communications International, Inc., Series B, 7.500%, 11/01/08*	1.7
Verizon Global Funding Corp., 5850%, 09/15/35	1.6

Top Ten as a Group	23.4%

*	Top Ten Holding at December 31, 2005

Any sectors, industries or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

Security Description		Principal Amount	Value
Corporate Bonds - 81.7%
Asset-Backed Security - 4.0%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34		$265,000	$261,508
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		27,948	27,295
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 11/25/16 5(b)		478,527	483,038
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2, 6.180%, 08/15/33		198,750	199,592
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A1, 6.570%, 09/15/33		5,705	5,699
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000	328,606
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		745,521	756,488
Morgan Stanley Dean Witter Capital Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33		155,060	156,410
Residential Asset Securities Corp., Series 1999-KS4, Class AJ4, 7.220%, 06/25/28		227,131	226,805
Total Asset-Backed Security			2,445,441
Finance - 34.3%
ASIF Global Financial, 2.380%, 02/26/09 [a]	SGD	1,000,000	607,715
Bank of American Capital Trust, 5.625%, 03/08/35		295,000	253,538
Barclays Capital Corp., 4.160%, 02/22/10 [a]	THB	6,000,000	147,705
Boeing Capital Corp., 4.750%, 08/25/08		230,000	226,133
Cardinal Health, Inc., 4.000%, 06/15/15		320,000	273,305
Cendant Corp., 7.375%, 01/15/13		565,000	618,984
Chancellor Media Corp., 8.000%, 11/01/08		414,000	430,664
Citigroup, Inc., 3.500%, 02/01/08		250,000	242,187
Clear Channel Communications, Inc., 6.625%, 06/15/08		191,000	192,599
Coca-Cola HBC Finance BV, 5.125%, 09/17/13		265,000	252,933
Colonial Realty LP
5.500%, 10/01/15		190,000[2]	177,904
4.800%, 04/01/11		625,000	587,055
Cox Enterprises, Inc., 4.375%, 05/01/08 [a]		410,000	396,998
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000	190,470
Equity One, Inc., 3.875%, 04/15/09		400,000	378,066
Export-Import Bank of Korea, 4.125%, 02/10/09 [a]		485,000	464,624
Ford Motor Credit Co.
9.750%, 09/15/10 [a]		309,000	301,337
7.000%, 10/01/13		125,000	107,725
GMAC
6.125%, 08/28/07		450,000	445,415
6.039%, 03/20/07 [5]		500,000	496,671
HCA, Inc., 8.750%, 09/01/10		625,000	662,041
Health Care, Inc., 7.500%, 08/15/07		67,000	67,523
Highwoods Properties, Inc., 7.500%, 04/15/18		350,000	369,326
Hospitality Properties Trust, 6.750%, 02/15/13		465,000	476,494
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000	2,062,299
John Hancock Financial Services, Inc., 5.625%, 12/01/08		500,000	500,875
JPMorgan Chase & Co., 4.000%, 02/01/08		350,000	341,475

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Finance - 34.3% (continued)
Korea Development Bank, 3.875%, 03/02/09	$425,000		$404,974
Lehman Brothers Holdings, 3.600%, 03/13/09	150,000	[2]	142,340
Liberty Media Corp., 5.700%, 05/15/13	190,000		173,495
Mack-Cali Realty L.P., 7.250%, 03/15/09	250,000		257,001
Medco Health Solutions, 7.250%, 08/15/13	420,000		445,313
Morgan Stanley & Co., Inc., 3.625%, 04/01/08	650,000	[2]	629,314
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 [a]	620,000		606,404
NCR Corp., 7.125%, 06/15/09	180,000		183,870
News America, Inc., 7.625%, 11/30/28	460,000		488,341
Protective Life U.S. Funding Trust, 5.875%, 8/15/06 [a]	375,000		375,129
Qwest Communications International, Inc., Series B, 7.500%, 11/01/08	1,000,000		1,002,500
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08	750,000		762,573
Rubbermaid, Inc., 6.600%, 11/15/06	152,000		152,524
Sovereign Bank, 5.125%, 03/15/13	335,000		317,348
Tele-Communications, Inc., 9.800%, 02/01/12	350,000		404,201
Texas Eastern Transmission, 7.000%, 07/15/32	255,000		273,413
TGT Pipeline LLC, 5.200%, 06/01/18	465,000		414,871
The Ryland Group, Inc., 5.375%, 06/01/08	440,000		433,504
Toll Brothers Finance Corp., 5.150%, 05/15/15	555,000	[2]	485,178
Transamerica Corp., 6.750%, 11/15/06	85,000		85,316
Wells Fargo Co., 4.899%, 05/01/33 [5]	1,175,000	[2]	1,179,406
XL Capital (Europe) PLC, 6.500%, 01/15/12	105,000	[2]	106,681
Total Finance			20,595,757
Industrials - 36.1%
Albertson’s Inc., 7.750%, 06/15/26	175,000		156,506
AOL Time Warner, Inc.
7.700%, 05/01/32	685,000	[2]	746,674
7.625%, 04/15/31	80,000		86,387
AT&T Inc.
6.500%, 03/15/29	320,000		302,799
6.150%, 09/15/34	185,000		170,324
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000		381,145
Avnet Inc., 6.000%, 09/01/15	415,000		393,553
BellSouth Corp., 6.000%, 11/15/34	680,000	[2]	606,189
Bristol-Myers Squibb, 4.829%, 09/15/23 [5]	910,000		912,848
Charter Communications Inc., 8.000%, 04/30/12 [a]	245,000	[2]	245,000
Chartered Semiconductor, 6.250%, 04/04/13	715,000	[2]	694,944
Comcast Corp.
6.500%, 11/15/35	405,000		383,516
6.450%, 03/15/37	815,000		767,975
5.650%, 06/15/35	235,000		200,097
Corning, Inc., 6.850%, 03/01/29	600,000	[2]	612,103

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 36.1% (continued)
D.R. Horton, Inc., 5.250%, 02/15/15	$420,000	[2]	$373,914
Georgia-Pacific Corp., 7.700%, 06/15/15	315,000		302,400
HCA, Inc., 7.050%, 12/01/27	750,000		660,596
International Paper Co.
4.250%, 01/15/09	300,000		288,482
4.000%, 04/01/10	300,000		280,923
Kraft Foods, Inc., 5.250%, 10/01/13	1,175,000		1,123,761
Kroger Co., 7.000%, 05/01/18	460,000[2]		469,014
Lennar Corp.
6.500%, 04/15/16 [a]	280,000	[2]	271,823
5.600%, 05/31/15	400,000	[2]	363,978
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000		98,628
News America, Inc.
7.280%, 06/30/28	225,000		228,093
6.400%, 12/15/35	425,000		394,326
6.200%, 12/15/34	350,000		318,624
Owens & Minor, Inc., 6.350%, 04/15/16	125,000	[2]	122,624
Penney (JC) Co., 8.000%, 03/01/10	125,000		133,281
Pulte Homes, Inc.
6.375%, 05/15/33	465,000		402,940
6.000%, 02/15/35	1,135,000	[2]	950,499
5.200%, 02/15/15	405,000[2]		361,772
Qantas Airways Ltd., 6.050%, 04/15/16 [a]	1,500,000[2]		1,455,230
Qwest Capital Funding, Inc., 7.250%, 02/15/11	490,000[2]		478,975
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 [a]	600,000		616,483
Telefonica Emisiones SAU, 7.045%, 06/20/16	1,475,000	[2]	1,478,780
Telus Corp., 8.000%, 06/01/11	1,065,000		1,154,460
Time Warner, Inc.
6.950%, 01/15/28	120,000		119,943
6.625%, 05/15/29	270,000	[2]	260,171
Verizon Global Funding Corp., 5.850%, 09/15/35	1,095,000	[2]	955,667
Verizon New York, Inc., 7.375%, 04/01/32	195,000	[2]	192,775
Viacom, Inc., 6.875%, 04/30/36 [a]	920,000		890,602
Walt Disney Co., The, 7.000%, 03/01/32	190,000	[2]	205,896
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23	65,000		57,363
Total Industrials			21,672,083
Utilities - 7.3%
Cilcorp, Inc., 8.700%, 10/15/09	315,000		339,843
Commonwealth Edison
5.875%, 02/01/33	620,000		573,155
4.700%, 04/15/15	510,000	[2]	464,777

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Utilities - 7.3% (continued)
Dominion Resources, Inc.
5.950%, 06/15/35		$90,000		$80,953
4.125%, 02/15/08		450,000		438,842
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		900,000		937,051
FirstEnergy Corp., Series C, 7.375%, 11/15/31		715,000		769,366
Methanex Corp., 6.000%, 08/15/15		320,000		298,400
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		473,440
Total Utilities				4,375,827
Total Corporate Bonds (cost $50,030,742)				49,089,108
Foreign Government Obligations - 4.3%
Canadian Government, 4.500%, 09/01/07	CAD	1,000,000		895,987
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		270,649
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000		1,070,464
Mexico Government, 9.875%, Yankee, 02/01/10		315,000		355,163
Total Foreign Government (cost $2,388,782)				2,592,263
U.S. Government and Agency Obligations - 7.4%
U.S. Government Agency Obligations- 1.2%
FNMA, 2.290%, 02/19/09		700,000		425,787
Freddie Mac Corp., 3.220%, 06/20/07		500,002		314,215
Total U.S. Government Agency Obligations				740,002
U.S. Treasuries- 6.2%
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		479,692	[2]	463,166
USTB, 5.375%, 02/15/31		2,415,000	[2]	2,457,453
USTB, 4.750%, 05/15/14		835,000	[2]	814,811
Total U.S. Treasuries				3,735,430
Total U.S. Government and Agency Obligations (cost $4,479,438)				4,475,432
Municipal Bonds - 1.8%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		185,000		191,244
Eufaula Alabama, Series C, 4.000%, 08/15/12		490,000		463,663
MI Tobacco Settlement, 7.309%, 06/01/34		405,000		404,615
Total Municipal Bonds (cost $1,074,617)				1,059,522

		Shares
Preferred Stock - 1.9%
Newell Financial Trust I, 5.250%		13,455		593,702
Travelers Property Casualty Corp., 4.500%, 04/15/32		21,000		514,920
Total Preferred Stock (cost $1,049,222)				1,108,622
Other Investment Companies - 30.4%[1]
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]		15,776,970		15,776,970
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%		2,499,780		2,499,780
Total Other Investment Companies (cost $18,276,750)				18,276,750
Total Investments - 127.5% (cost $77,299,551)				76,601,697
Other Assets, less Liabilities - (27.5)%				(16,539,537)
Net Assets - 100.0%				$60,062,160

The accompanying notes are an integral part of these financial statements.

Managers Trust II Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
20 Fund	$21,058,184	$1,331,538	($3,095,940)	($1,764,402)
Mid-Cap	107,160,708	13,772,746	(2,299,435)	11,473,311
Balanced	25,753,957	2,222,199	(619,029)	1,603,170
High Yield	59,084,897	641,683	(1,512,145)	(870,462)
Fixed Income	77,299,551	1,096,242	(1,796,709)	(700,467)

*	Non-income-producing security

[a]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2006, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Balanced	$399,463	1.8%
High Yield	4,554,025	9.8%
Fixed Income	6,379,050	10.6%

[b]	High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its June 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2006, amounting to:

Fund	Value	% of Net Assets
20 Fund	$3,830,926	25.3%
Mid-Cap	26,338,139	28.8%
Balanced	4,842,061	21.6%
High Yield	12,245,439	26.4%
Fixed Income	15,507,021	25.8%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Represents yield to maturity at June 30, 2006.

[5]	Variable rate security. The rate listed is as of June 30, 2006.

Investments Definitions and Abbreviations:

FNMA:	Federal National Mortgage Association
GMAC:	General Motors Acceptance Corp.
USTB:	United States Treasury Bond
USTN:	United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

CAD:	Canadian Dollar
NZD:	New Zealand Dollar
GBP:	British Pound
KRW:	South Korean Won
IDR:	Indonesian Rupiah
SGD:	Singapore Dollar
MXN:	Mexican Peso
ARS:	Argentine Peso
THB:	Thailand Bhat

Statements of Assets and Liabilities

June 30, 2006 (unaudited)

	Managers 20 Fund	Managers Mid-Cap Fund	Managers Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Assets:
Investments at value (including securities on loan valued at $3,830,926, $26,338,139, $4,842,061, $12,245,439, and $15,507,021, respectively)	$19,293,782	$118,634,019	$27,357,072	$58,214,435	$76,601,697
Foreign currency**	—	—	18	—	69,188
Receivable for investments sold	139,502	64,756	—	530,211	—
Receivable for Fund shares sold	—	—	75	8,367	17,649
Dividends, interest and other receivables	328	89,940	125,008	934,099	853,296
Prepaid expenses	34,058	33,776	31,233	35,064	29,561

Total assets	19,467,670	118,822,491	27,513,406	59,722,176	77,571,391

Liabilities:
Payable to Custodian	10,153	154,403	19,239	56,104	1,582,919
Payable for Fund shares repurchased	282,482	65,993	3,928	81,624	64,238
Payable upon return of securities loaned	3,982,536	26,963,712	4,970,662	12,452,183	15,776,970
Payable for investments purchased	—	—	—	728,542	—
Accrued expenses:
Investment advisory and management fees	—	42,150	1,672	11,772	1,671
Administrative fees	2,458	14,627	3,643	7,707	10,145
Other	59,834	74,139	50,232	69,609	73,288

Total liabilities	4,337,463	27,315,024	5,049,376	13,407,541	17,509,231

Net Assets	$15,130,207	$91,507,467	$22,464,030	$46,314,635	$60,062,160

Net Assets Represent:
Paid-in capital	$261,248,871	$88,902,161	$39,880,783	$66,840,563	$64,485,964
Undistributed/(overdistributed) net investment income	(103,825)	(23,221)	21,237	8,006	(32,628)
Accumulated net realized loss from investments and foreign currency transactions	(244,250,437)	(8,844,784)	(19,041,160)	(19,663,472)	(3,690,709)
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(1,764,402)	11,473,311	1,603,170	(870,462)	(700,467)

Net Assets	$15,130,207	$91,507,467	$22,464,030	$46,314,635	$60,062,160

Class A Shares - Net Assets	$2,409,516	$9,313,643	$1,572,400	$20,562,866	$9,128,978
Shares Outstanding	532,231	669,421	133,629	2,484,947	908,738

Net asset value, offering and redemption price per share	$4.53	$13.91	$11.77	$8.27	$10.05

Class B Shares - Net Assets	$5,460,392	$14,046,530	$8,828,501	$14,688,551	$14,694,530
Shares Outstanding	1,272,364	1,064,833	763,165	1,791,465	1,472,204

Net asset value, offering and redemption price per share	$4.29	$13.19	$11.57	$8.20	$9.98

Class C Shares - Net Assets	$4,714,143	$12,830,269	$4,683,693	$7,260,448	$10,773,460
Shares Outstanding	1,094,175	971,985	401,180	887,015	1,072,249

Net asset value, offering and redemption price per share	$4.31	$13.20	$11.67	$8.19	$10.05

Institutional Class Shares - Net Assets	$2,546,156	$55,317,025	$7,379,436	$3,802,770	$25,465,192
Shares Outstanding	550,889	3,772,183	622,528	455,907	2,525,224

Net asset value, offering and redemption price per share	$4.62	$14.66	$11.85	$8.34	$10.08

* Investments at cost	$21,058,184	$107,160,708	$25,753,902	$59,084,897	$77,301,303

** Foreign currency at cost	—	—	17	—	70,049

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2006 (unaudited)

	Managers 20 Fund	Managers Mid-Cap Fund	Managers Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Investment Income:
Dividend income	$82,346	$566,349	$134,977	$8,477	$52,077
Interest income	—	—	214,325	1,842,237	1,625,321
Foreign withholding tax	(634)	—	—	—	(1,356)
Securities lending fees	705	23,385	904	15,186	9,076

Total investment income	82,417	589,734	350,206	1,865,900	1,685,118

Expenses:
Investment advisory and management fees	68,056	332,967	81,045	168,152	138,070
Administrative fees	19,444	95,134	23,156	48,043	61,365
Distribution Fees - Class A Shares	3,848	11,564	2,019	25,631	11,316
Distribution Fees - Class B Shares	33,764	76,030	46,192	81,423	78,502
Distribution Fees - Class C Shares	28,846	67,559	24,482	38,242	55,241
Transfer agent	23,297	16,546	6,222	19,532	11,281
Custodian	19,405	33,122	34,522	33,120	28,293
Registration fees	16,432	16,777	16,278	16,612	13,867
Professional fees	12,237	16,935	12,950	13,716	14,616
Reports to shareholders	5,994	4,411	2,083	2,873	1,908
Trustees fees and expenses	1,192	4,799	1,441	1,895	2,370
Miscellaneous	738	1,388	3	538	1,036

Total expenses before offsets	233,253	677,232	250,393	449,777	417,865

Expense reimbursement	(44,394)	(45,314)	(61,809)	(85,585)	(122,644)
Expense reductions	(2,617)	(17,321)	(3,674)	(1,935)	(17)

Net expenses	186,242	614,597	184,910	362,257	295,204

Net investment income (loss)	(103,825)	(24,863)	165,296	1,503,643	1,389,914

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment transactions	(364,175)	8,642,986	893,615	825,311	(71,911)
Net realized loss on foreign currency transactions	—	—	(497)	—	(1,448)
Net unrealized depreciation of investments	(1,027,338)	(5,479,930)	(448,890)	(909,835)	(1,831,434)
Net unrealized appreciation (depreciation) of foreign currency translations	—	—	56	—	(4,270)

Net realized and unrealized gain (loss)	(1,391,513)	3,163,056	444,284	(84,524)	(1,909,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	($1,495,338)	$3,138,193	$609,580	$1,419,119	($519,149)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited) and for the fiscal year ended December 31, 2005

	Managers 20 Fund		Managers Mid-Cap Fund
	2006	2005	2006	2005
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	($103,825)	($326,049)	($24,863)	($128,063)
Net realized gain (loss) on investments and foreign currency transactions	(364,175)	(5,407,020)	8,642,986	12,645,244
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(1,027,338)	3,312,914	(5,479,930)	(1,958,142)

Net increase (decrease) in net assets resulting from operations	(1,495,338)	(2,420,155)	3,138,193	10,559,039

Distributions to Shareholders:
From net investment income
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Class Shares	—	—	—	—

Total distributions to shareholders	—	—	—	—

From Capital Share Transactions:
Proceeds from sale of shares	228,729	893,929	3,792,822	5,873,404
Reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	(5,820,269)	(13,887,282)	(13,063,067)	(21,235,800)

Net decrease from capital share transactions	(5,591,540)	(12,993,353)	(9,270,245)	(15,362,396)

Total increase (decrease) in net assets	(7,086,878)	(15,413,508)	(6,132,052)	(4,803,357)

Net Assets:
Beginning of period	22,217,085	37,630,593	97,639,519	102,442,876

End of period	$15,130,207	$22,217,085	$91,507,467	$97,639,519

End of period undistributed (overdistributed) net investment income	($103,825)	—	($23,221)	$1,642

The accompanying notes are an integral part of these financial statements.

	Managers Balanced Fund		Managers High Yield Fund		Managers Fixed Income Fund
	2006	2005	2006	2005	2006	2005
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$165,296	$294,823	$1,503,643	$3,316,317	$1,389,914	$2,760,099
Net realized gain (loss) on investments and foreign currency transactions	893,118	2,487,347	825,311	791,823	(73,359)	389,271
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(448,834)	(1,822,713)	(909,835)	(3,087,058)	(1,835,704)	(1,701,178)

Net increase (decrease) in net assets resulting from operations	609,580	959,457	1,419,119	1,021,082	(519,149)	1,448,192

Distributions to Shareholders:
From net investment income
Class A Shares	(13,549)	(29,028)	(674,599)	(1,189,279)	(216,851)	(343,226)
Class B Shares	(44,059)	(81,465)	(474,394)	(1,330,899)	(314,274)	(813,174)
Class C Shares	(22,869)	(41,820)	(224,368)	(540,473)	(221,147)	(547,607)
Institutional Class Shares	(71,305)	(133,270)	(122,276)	(272,343)	(636,656)	(1,347,502)

Total distributions to shareholders	(151,782)	(285,583)	(1,495,637)	(3,332,994)	(1,388,928)	(3,051,509)

From Capital Share Transactions:
Proceeds from sale of shares	653,593	1,751,699	4,275,918	16,148,558	11,625,624	12,380,200
Reinvestment of dividends and distributions	89,549	124,058	805,532	1,475,832	747,842	1,306,176
Cost of shares repurchased	(2,688,081)	(6,542,450)	(8,323,880)	(24,777,109)	(11,952,535)	(14,581,815)

Net decrease from capital share transactions	(1,944,939)	(4,666,693)	(3,242,430)	(7,152,719)	420,931	(895,439)

Total increase (decrease) in net assets	(1,487,141)	(3,992,819)	(3,318,948)	(9,464,631)	(1,487,146)	(2,498,756)

Net Assets:
Beginning of period	23,951,171	27,943,990	49,633,583	59,098,214	61,549,306	64,048,062

End of period	$22,464,030	$23,951,171	$46,314,635	$49,633,583	$60,062,160	$61,549,306

End of period undistributed (overdistributed) net investment income	$21,237	$7,723	$8,006	—	($32,628)	($33,614)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2006 (unaudited) and each year ended December 3 1,

	Class A Shares
20 Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$4.93	$5.20	$5.48	$3.51	$6.12	$11.76

Income from Investment Operations:
Net investment loss	(0.02)	(0.05)[5]	(0.05)	(0.05)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.38)	(0.22)	(0.23)	2.02	(2.54)	(5.56)

Total from investment operations	(0.40)	(0.27)	(0.28)	1.97	(2.61)	(5.64)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	—	—	—

Net Asset Value, End of Period	$4.53	$4.93	$5.20	$5.48	$3.51	$6.12

Total Return[1]	(8.11)%[2]	(5.19)%	(5.11)%	56.13%	(42.65)%	(47.96)%

Ratio of net expenses to average net assets[1]	1.48%[3]	1.58%	1.75%	1.75%	1.75%	1.67%
Ratio of total expenses to average net assets[1]	1.96%[3]	1.85%	2.07%	1.97%	1.82%	1.67%
Ratio of net investment loss to average net assets	(0.62)%[3]	(0.81)%	(0.74)%	(1.15)%	(1.19)%	(1.19)%
Portfolio turnover	8%[2]	17%	35%	9%	9%	8%
Net assets at end of period (000’s omitted)	$2,410	$3,499	$5,064	$7,956	$8,778	$23,948

	Class C Shares
20 Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$4.71	$5.00	$5.29	$3.40	$5.98	$11.52

Income from Investment Operations:
Net investment loss	(0.04)	(0.10)[5]	(0.08)	(0.07)	(0.10)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.36)	(0.19)	(0.21)	1.96	(2.48)	(5.42)

Total from investment operations	(0.40)	(0.29)	(0.29)	1.89	(2.58)	(5.54)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	—	—	—

Net Asset Value, End of Period	$4.31	$4.71	$5.00	$5.29	$3.40	$5.98

Total Return[1]	(8.49)%[2]	(5.80)%	(5.48)%	55.13%	(42.98)%	(48.09)%

Ratio of net expenses to average net assets[1]	2.22%[3]	2.24%	2.25%	2.25%	2.25%	2.17%
Ratio of total expenses to average net assets[1]	2.71%[3]	2.51%	2.57%	2.47%	2.32%	2.17%
Ratio of net investment loss to average net assets	(1.38)%[3]	(1.47)%	(1.24)%	(1.65)%	(1.69)%	(1.69)%
Portfolio turnover	8%[2]	17%	35%	9%	9%	8%
Net assets at end of period (000’s omitted)	$4,714	$6,605	$11,073	$18,038	$15,359	$40,383

	Class B Shares
20 Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$4.69	$4.98	$5.27	$3.39	$5.95	$11.48

Income from Investment Operations:
Net investment loss	(0.04)	(0.11)[5]	(0.08)	(0.07)	(0.10)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.36)	(0.18)	(0.21)	1.95	(2.46)	(5.40)

Total from investment operations	(0.40)	(0.29)	(0.29)	1.88	(2.56)	(5.53)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	—	—	—

Net Asset Value, End of Period	$4.29	$4.69	$4.98	$5.27	$3.39	$5.95

Total Return[1]	(8.53)%[2]	(5.82)%	(5.50)%	55.46%	(43.03)%	(48.17)%

Ratio of net expenses to average net assets[1]	2.22%[3]	2.24%	2.25%	2.25%	2.25%	2.17%
Ratio of total expenses to average net assets[1]	2.71%[3]	2.51%	2.57%	2.47%	2.32%	2.17%
Ratio of net investment loss to average net assets	(1.37)%[3]	(1.47)%	(1.24)%	(1.65)%	(1.69)%	(1.69)%
Portfolio turnover	8%[2]	17%	35%	9%	9%	8%
Net assets at end of period (000’s omitted)	$5,460	$7,835	$13,007	$19,724	$16,197	$46,136

	Institutional Class Shares
20 Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$5.02	$5.28	$5.54	$3.53	$6.13	$11.70

Income from Investment Operations:
Net investment loss	(0.01)	(0.01)[5]	(0.01)	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.39)	(0.25)	(0.25)	2.02	(2.56)	(5.52)

Total from investment operations	(0.40)	(0.26)	(0.26)	2.01	(2.60)	(5.57)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	—	—	—

Net Asset Value, End of Period	$4.62	$5.02	$5.28	$5.54	$3.53	$6.13

Total Return[1]	(7.97)%[2]	(4.92)%	(4.69)%	56.94%	(42.41)%	(47.61)%

Ratio of net expenses to average net assets[1]	122%	1.24%	1.25%	1.25%	1.25%	1.17%
Ratio of total expenses to average net assets[1]	1.70%[3]	1.51%	1.59%	1.47%	1.32%	1.17%
Ratio of net investment loss to average net assets	(0.37)%[3]	(0.48)%	(0.19)%	(0.65)%	(0.69)%	(0.69)%
Portfolio turnover	8%[2]	17%	35%	9%	9%	8%
Net assets at end of period (000’s omitted)	$2,546	$4,278	$8,487	$10,206	$7,988	$20,149

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2006 (unaudited) and each year ended December 31,

	Class A Shares
Mid-Cap Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.48	$12.10	$10.36	$7.58	$8.79	$9.86

Income from Investment Operations:
Net investment income (loss)	0.00	(0.01)[5]	(0.02)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.43	1.39	1.76	2.79	(1.20)	(1.06)

Total from investment operations	0.43	1.38	1.74	2.78	(1.21)	(1.07)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	(0.00)#

Total distributions to shareholders	—	—	—	—	—	(0.00)

Net Asset Value, End of Period	$13.91	$13.48	$12.10	$10.36	$7.58	$8.79

Total Return[1]	3.27%[2]	11.32%	16.80%	36.68%	(13.77)%	(10.93)%

Ratio of net expenses to average net assets[1]	1.21%[3]	1.33%	1.41%	1.50%	1.50%	1.50%
Ratio of total expenses to average net assets[1]	1.35%[3]	1.45%	1.68%	1.63%	1.59%	1.60%
Ratio of net investment loss to average net assets	0.03%[3]	(0.13)%	(0.16)%	(0.14)%	(0.09)%	(0.08)%
Portfolio turnover	47%[2]	84%	90%	109%	108%	120%
Net assets at end of period (000’s omitted)	$9,314	$8,712	$9,168	$9,741	$7,290	$14,268

	Class C Shares
Mid-Cap Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.83	$11.60	$9.99	$7.34	$8.55	$9.63

Income from Investment Operations:
Net investment income (loss)	(0.05)	(0.06)[5]	(0.08)	(0.05)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	0.42	1.29	1.69	2.70	(1.15)	(1.04)

Total from investment operations	0.37	1.23	1.61	2.65	(1.21)	(1.08)

Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	—	—	—	—	—	(0.00)#

Total distributions to shareholders	—	—	—	—	—	(0.00)

Net Asset Value, End of Period	$13.20	$12.83	$11.60	$9.99	$7.34	$8.55

Total Return[1]	2.88%[2]	10.60%	16.12%	36.10%	(14.15)%	(11.19)%

Ratio of net expenses to average net assets[1]	1.96%[3]	1.99%	1.91%	2.00%	2.00%	2.00%
Ratio of total expenses to average net assets[1]	2.09%[3]	2.11%	2.18%	2.13%	2.09%	2.10%
Ratio of net investment loss to average net assets	(0.72)%[3]	(0.79)%	(0.67)%	(0.64)%	(0.59)%	(0.57)%
Portfolio turnover	47%[2]	84%	90%	109%	108%	120%
Net assets at end of period (000’s omitted)	$12,830	$13,845	$15,393	$16,576	$16,329	$20,055

	Class B Shares
Mid-Cap Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.82	$11.59	$9.98	$7.33	$8.54	$9.63

Income from Investment Operations:
Net investment income (loss)	(0.05)	(0.06)[5]	(0.07)	(0.05)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	0.42	1.29	1.68	2.70	(1.15)	(1.04)

Total from investment operations	0.37	1.23	1.61	2.65	(1.21)	(1.09)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	(0.00)#

Total distributions to shareholders	—	—	—	—	—	(0.00)

Net Asset Value, End of Period	$13.19	$12.82	$11.59	$9.98	$7.33	$8.54

Total Return[1]	2.89%[2]	10.61%	16.13%	36.15%	(14.17)%	(11.30)%

Ratio of net expenses to average net assets[1]	1.96%[3]	1.99%	1.90%	2.00%	2.00%	2.00%
Ratio of total expenses to average net assets[1]	2.09%[3]	2.11%	2.18%	2.13%	2.09%	2.10%
Ratio of net investment loss to average net assets	(0.72)%[3]	(0.79)%	(0.67)%	(0.64)%	(0.59)%	(0.58)%
Portfolio turnover	47%[2]	84%	90%	109%	108%	120%
Net assets at end of period (000’s omitted)	$14,047	$15,512	$17,226	$17,052	$15,956	$22,075

	Institutional Class Shares
Mid-Cap Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.19	$12.70	$10.82	$7.87	$9.09	$10.16

Income from Investment Operations:
Net investment income (loss)	0.02	0.10 [5]	0.04	0.03	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.45	1.39	1.84	2.92	(1.25)	(1.09)

Total from investment operations	0.47	1.49	1.88	2.95	(1.21)	(1.06)

Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.01)	(0.01)
Net realized gain on investments	—	—	—	—	—	(0.00)#

Total distributions to shareholders	—	—	—	—	(0.01)	(0.01)

Net Asset Value, End of Period	$14.66	$14.19	$12.70	$10.82	$7.87	$9.09

Total Return[1]	3.39%[2]	11.74%	17.37%	37.51%	(13.33)%	(10.38)%

Ratio of net expenses to average net assets[1]	0.96%[3]	0.99%	0.90%	1.00%	1.00%	1.00%
Ratio of total expenses to average net assets[1]	1.09%[3]	1.11%	1.18%	1.13%	1.09%	1.10%
Ratio of net investment loss to average net assets	0.28%[3]	0.21%	0.33%	0.36%	0.41%	0.42%
Portfolio turnover	47%[2]	84%	90%	109%	108%	120%
Net assets at end of period (000’s omitted)	$55,317	$59,571	$60,656	$64,225	$62,544	$87,671

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2006 (unaudited) and each year ended December 31,

	Class A Shares
Balanced Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.55	$11.24	$10.42	$8.62	$10.13	$11.08

Income from Investment Operations:
Net investment income	0.21	0.17	0.17	0.22	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.11	0.30	0.81	1.81	(1.49)	(0.96)

Total from investment operations	0.32	0.47	0.98	2.03	(1.25)	(0.71)

Less Distributions to Shareholders from:
Net investment income on investments	(0.10)	(0.16)	(0.16)	(0.23)	(0.26)	(0.24)

Total distributions to shareholders	(0.10)	(0.16)	(0.16)	(0.23)	(0.26)	(0.24)

Net Asset Value, End of Period	$11.77	$11.55	$11.24	$10.42	$8.62	$10.13

Total Return[1]	2.78%[2]	4.24%	9.45%	23.85%	(12.47)%	(6.37)%

Ratio of net expenses to average net assets[1]	1.22%[3]	1.31%	1.47%	1.50%	1.50%	1.50%
Ratio of total expenses to average net assets[1]	1.78%[3]	1.85%	2.05%	1.73%	1.68%	1.68%
Ratio of net investment income to average net assets	1.80%[3]	1.45%	1.46%	2.21%	2.62%	2.43%
Portfolio turnover	26%[2]	53%	85%	91%	183%	226%
Net assets at end of period (000’s omitted)	$1,572	$1,677	$2,366	$3,448	$4,205	$22,802

	Class C Shares
Balanced Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.46	$11.16	$10.35	$8.56	$10.06	$11.01

Income from Investment Operations:
Net investment income	0.12	0.09	0.11	0.16	0.18	0.19
Net realized and unrealized gain (loss) on investments	0.15	0.30	0.81	1.81	(1.46)	(0.94)

Total from investment operations	0.27	0.39	0.92	1.97	(1.28)	(0.75)

Less Distributions to Shareholders from:
Net realized gain on investments	(0.06)	(0.09)	(0.11)	(0.18)	(0.22)	(0.20)

Total distributions to shareholders	(0.06)	(0.09)	(0.11)	(0.18)	(0.22)	(0.20)

Net Asset Value, End of Period	$11.67	$11.46	$11.16	$10.35	$8.56	$10.06

Total Return[1]	2.32%[2]	3.49%	8.88%	23.38%	(12.94)%	(6.77)%

Ratio of net expenses to average net assets[1]	1.97%[3]	1.98%	1.97%	2.00%	2.00%	2.00%
Ratio of total expenses to average net assets[1]	2.53%[3]	2.52%	2.56%	2.23%	2.18%	2.18%
Ratio of net investment income to average net assets	1.06%[3]	0.79%	0.97%	1.71%	2.12%	1.93%
Portfolio turnover	26%[2]	53%	85%	91%	183%	226%
Net assets at end of period (000’s omitted)	$4,684	$5,081	$6,377	$8,537	$13,026	$28,946

	Class B Shares
Balanced Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.36	$11.06	$10.26	$8.49	$9.98	$10.92

Income from Investment Operations:
Net investment income	0.12	0.09	0.34	0.16	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.15	0.30	0.80	1.79	(1.45)	(0.94)

Total from investment operations	0.27	0.39	1.14	1.95	(1.27)	(0.74)

Less Distributions to Shareholders from:
Net investment income on investments	(0.06)	(0.09)	(0.34)	(0.18)	(0.22)	(0.20)

Total distributions to shareholders	(0.06)	(0.09)	(0.34)	(0.18)	(0.22)	(0.20)

Net Asset Value, End of Period	$11.57	$11.36	$11.06	$10.26	$8.49	$9.98

Total Return[1]	2.35%[2]	3.53%	11.11%	23.42%	(12.89)%	(6.79)%

Ratio of net expenses to average net assets[1]	1.97%[3]	1.98%	1.97%	2.00%	2.00%	2.00%
Ratio of total expenses to average net assets[1]	2.53%[3]	0.79%	2.57%	2.23%	2.18%	2.18%
Ratio of net investment income to average net assets	1.05%[3]	2.52%	0.97%	1.71%	2.12%	1.93%
Portfolio turnover	26%[2]	53%	85%	91%	183%	226%
Net assets at end of period (000’s omitted)	$8,829	$9,692	$11,090	$12,134	$12,345	$20,279

	Institutional Class Shares
Balanced Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.64	$11.33	$10.50	$8.68	$10.22	$11.17

Income from Investment Operations:
Net investment income	0.23	0.18	0.21	0.27	0.28	0.31
Net realized and unrealized gain (loss) on investments	0.10	0.31	0.83	1.83	(1.50)	(0.96)

Total from investment operations	0.33	0.49	1.04	2.10	(1.22)	(0.65)

Less Distributions to Shareholders from:
Net realized gain on investments	(0.12)	(0.18)	(0.21)	(0.28)	(0.32)	(0.30)

Total distributions to shareholders	(0.12)	(0.18)	(0.21)	(0.28)	(0.32)	(0.30)

Net Asset Value, End of Period	$11.85	$11.64	$11.33	$10.50	$8.68	$10.22

Total Return[1]	2.80%[2]	4.57%	10.04%	24.51%	(12.06)%	(5.83)%

Ratio of net expenses to average net assets[1]	0.97%[3]	0.98%	0.97%	1.00%	1.00%	1.00%
Ratio of total expenses to average net assets[1]	1.53%[3]	1.52%	1.57%	1.23%	1.18%	1.18%
Ratio of net investment income to average net assets	2.06%[3]	1.80%	1.98%	2.71%	3.12%	2.93%
Portfolio turnover	26%[2]	53%	85%	91%	183%	226%
Net assets at end of period (000’s omitted)	$7,379	$7,501	$8,111	$8,104	$8,609	$16,912

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2006 (unaudited) and each year ended December 31,

	Class A Shares
High Yield Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$8.30	$8.67	$8.46	$7.08	$7.76	$8.20

Income from Investment Operations:
Net investment income	0.28	0.57	0.67	0.64	0.80	0.79
Net realized and unrealized gain (loss) on investments	(0.04)	(0.37)	0.19	1.39	(0.70)	(0.41)

Total from investment operations	0.24	0.20	0.86	2.03	0.10	0.38

Less Distributions to Shareholders from:
Net investment income	(0.27)	(0.57)	(0.65)	(0.65)	(0.78)	(0.82)

Total distributions to shareholders	(0.27)	(0.57)	(0.65)	(0.65)	(0.78)	(0.82)

Net Asset Value, End of Period	$8.27	$8.30	$8.67	$8.46	$7.08	$7.76

Total Return [1]	3.08%[2]	2.37%	10.62%	29.73%	1.85%	4.78%

Ratio of net expenses to average net assets [1]	1.15%[3]	1.22%	1.40%	1.40%	1.40%	1.40%
Ratio of total expenses to average net assets [1]	1.52%[3]	1.59%	1.72%	1.63%	1.61%	1.61%
Ratio of net investment loss to average net assets	6.62%[3]	6.64%	7.68%	8.10%	10.86%	9.95%
Portfolio turnover	33%[2]	63%	74%	138%	229%	197%
Net assets at end of period (000’s omitted)	$20,563	$20,478	$16,612	$24,693	$44,059	$27,712

	Class C Shares
High Yield Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$8.21	$8.59	$8.39	$7.03	$7.70	$8.15

Income from Investment Operations:
Net investment income	0.24	0.51	0.60	0.60	0.75	0.75
Net realized and unrealized gain (loss) on investments	(0.02)	(0.38)	0.21	1.37	(0.67)	(0.42)

Total from investment operations	0.22	0.13	0.81	1.97	0.08	0.33

Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.51)	(0.61)	(0.61)	(0.75)	(0.78)

Total distributions to shareholders	(0.24)	(0.51)	(0.61)	(0.61)	(0.75)	(0.78)

Net Asset Value, End of Period	$8.19	$8.21	$8.59	$8.39	$7.03	$7.70

Total Return [1]	2.73%[2]	1.60%	10.08%	29.04%	1.49%	4.18%

Ratio of net expenses to average net assets [1]	1.90%[3]	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of total expenses to average net assets [1]	2.26%[3]	2.27%	2.27%	2.13%	2.11%	2.11%
Ratio of net investment loss to average net assets	5.87%[3]	5.97%	7.17%	7.60%	10.36%	9.45%
Portfolio turnover	33%[2]	63%	74%	138%	229%	197%
Net assets at end of period (000’s omitted)	$7,260	$7,934	$10,474	$13,833	$16,538	$25,532

	Class B Shares
High Yield Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$8.22	$8.60	$8.40	$7.04	$7.71	$8.16

Income from Investment Operations:
Net investment income	0.24	0.51	0.60	0.60	0.75	0.76
Net realized and unrealized gain (loss) on investments	(0.02)	(0.38)	0.21	1.38	(0.67)	(0.43)

Total from investment operations	0.22	0.13	0.81	1.98	0.08	0.33

Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.51)	(0.61)	(0.62)	(0.75)	(0.78)

Total distributions to shareholders	(0.24)	(0.51)	(0.61)	(0.62)	(0.75)	(0.78)

Net Asset Value, End of Period	$8.20	$8.22	$8.60	$8.40	$7.04	$7.71

Total Return [1]	2.72%[2]	1.59%	10.07%	29.01%	1.49%	4.17%

Ratio of net expenses to average net assets [1]	1.90%[3]	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of total expenses to average net assets [1]	2.26%[3]	2.27%	2.27%	2.13%	2.11%	2.11%
Ratio of net investment loss to average net assets	5.86%[3]	5.96%	7.18%	7.60%	10.36%	9.45%
Portfolio turnover	33%[2]	63%	74%	138%	229%	197%
Net assets at end of period (000’s omitted)	$14,689	$17,782	$27,287	$35,695	$35,654	$48,857

	Institutional Class Shares
High Yield Fund	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$8.36	$8.74	$8.52	$7.13	$7.79	$8.24

Income from Investment Operations:
Net investment income	0.28	0.60	0.73	0.68	0.84	0.82
Net realized and unrealized gain (loss) on investments	(0.02)	(0.38)	0.18	1.40	(0.68)	(0.41)

Total from investment operations	0.26	0.22	0.91	2.08	0.16	0.41

Less Distributions to Shareholders from:
Net investment income	(0.28)	(0.60)	(0.69)	(0.69)	(0.82)	(0.86)

Total distributions to shareholders	(0.28)	(0.60)	(0.69)	(0.69)	(0.82)	(0.86)

Net Asset Value, End of Period	$8.34	$8.36	$8.74	$8.52	$7.13	$7.79

Total Return [1]	3.18%[2]	2.60%	10.69%	30.30%	2.64%	5.15%

Ratio of net expenses to average net assets [1]	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of total expenses to average net assets [1]	1.27%[3]	1.27%	1.26%	1.13%	1.11%	1.11%
Ratio of net investment loss to average net assets	6.88%[3]	6.96%	8.00%	8.60%	11.36%	10.45%
Portfolio turnover	33%[2]	63%	74%	138%	229%	197%
Net assets at end of period (000’s omitted)	$3,803	$3,440	$4,725	$15,469	$9,648	$11,913

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2006 (unaudited) and each year ended December 31,

	Class A Shares
Fixed Income	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.36	$10.62	$10.56	$10.05	$10.14	$9.94

Income from Investment Operations:
Net investment income	0.24	0.53	0.49	0.52	0.56	0.55
Net realized and unrealized gain (loss) on investments	(0.28)	(0.25)	0.07	0.53	(0.06)	0.30

Total from investment operations	(0.04)	0.28	0.56	1.05	0.50	0.85

Less Distributions to Shareholders from:
Net investment income	(0.27)	(0.54)	(0.50)	(0.54)	(0.59)	(0.55)
Net realized gain on investments	—	—	—	—	—	(0.10)

Total distributions to shareholders	(0.27)	(0.54)	(0.50)	(0.54)	(0.59)	(0.65)

Net Asset Value, End of Period	$10.05	$10.36	$10.62	$10.56	$10.05	$10.14

Total Return [1]	(0.67)%[2]	2.68%	5.44%	10.67%	5.11%	8.66%

Ratio of net expenses to average net assets [1]	0.74%[3]	0.81%	1.02%	1.10%	1.10%	1.13%
Ratio of total expenses to average net assets [1]	1.14%[3]	1.27%	1.48%	1.33%	1.32%	1.33%
Ratio of net investment income to average net assets	4.80%[3]	4.65%	4.56%	5.02%	5.73%	5.44%
Portfolio turnover	32%[2]	24%	79%	315%	438%	744%
Net assets at end of period (000’s omitted)	$9,129	$7,591	$5,723	$7,936	$15,455	$65,303

	Class C Shares
Fixed Income	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.36	$10.63	$10.58	$10.07	$10.15	$9.95

Income from Investment Operations:
Net investment income	0.21	0.46	0.43	0.47	0.50	0.51
Net realized and unrealized gain (loss) on investments	(0.31)	(0.26)	0.07	0.52	(0.04)	0.30

Total from investment operations	(0.10)	0.20	0.50	0.99	0.46	0.81

Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.47)	(0.45)	(0.48)	(0.54)	(0.51)
Net realized gain on investments	—	—	—	—	—	(0.10)

Total distributions to shareholders	(0.21)	(0.47)	(0.45)	(0.48)	(0.54)	(0.61)

Net Asset Value, End of Period	$10.05	$10.36	$10.63	$10.58	$10.07	$10.15

Total Return [1]	(1.04)%[2]	1.90%	4.85%	10.11%	4.69%	8.26%

Ratio of net expenses to average net assets [1]	1.49%[3]	1.49%	1.54%	1.60%	1.60%	1.60%
Ratio of total expenses to average net assets [1]	1.89%[3]	1.95%	1.99%	1.84%	1.82%	1.80%
Ratio of net investment income to average net assets	3.99%[3]	3.96%	4.04%	4.52%	5.23%	4.98%
Portfolio turnover	32%[2]	24%	79%	315%	438%	744%
Net assets at end of period (000’s omitted)	$10,773	$11,480	$13,703	$20,009	$35,719	$57,239

	Class B Shares
Fixed Income	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.30	$10.56	$10.51	$10.02	$10.10	$9.91

Income from Investment Operations:
Net investment income	0.21	0.46	0.43	0.48	0.50	0.51
Net realized and unrealized gain (loss) on investments	(0.32)	(0.25)	0.07	0.50	(0.04)	0.29

Total from investment operations	(0.11)	0.21	0.50	0.98	0.46	0.80

Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.47)	(0.45)	(0.49)	(0.54)	(0.51)
Net realized gain on investments	—	—	—	—	—	(0.10)

Total distributions to shareholders	(0.21)	(0.47)	(0.45)	(0.49)	(0.54)	(0.61)

Net Asset Value, End of Period	$9.98	$10.30	$10.56	$10.51	$10.02	$10.10

Total Return[1]	(1.14)%[2]	2.01%	4.90%	10.09%	4.64%	8.16%

Ratio of net expenses to average net assets[1]	1.49%[3]	1.49%	1.54%	1.60%	1.60%	1.60%
Ratio of total expenses to average net assets[1]	1.89%[3]	1.95%	1.99%	1.84%	1.82%	1.80%
Ratio of net investment income to average net assets	3.99%[3]	3.96%	4.04%	4.52%	5.23%	4.98%
Portfolio turnover	32%[2]	24%	79%	315%	438%	744%
Net assets at end of period (000’s omitted)	$14,695	$16,837	$20,063	$28,560	$35,087	$38,793

	Institutional Class Shares
Fixed Income	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.40	$10.66	$10.61	$10.10	$10.17	$9.98

Income from Investment Operations:
Net investment income	0.26	0.56	0.54	0.58	0.61	0.61
Net realized and unrealized gain (loss) on investments	(0.32)	(0.25)	0.07	0.52	(0.04)	0.28

Total from investment operations	(0.06)	0.31	0.61	1.10	0.57	0.89

Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.57)	(0.56)	(0.59)	(0.64)	(0.60)
Net realized gain on investments	—	—	—	—	—	(0.10)

Total distributions to shareholders	(0.26)	(0.57)	(0.56)	(0.59)	(0.64)	(0.70)

Net Asset Value, End of Period	$10.08	$10.40	$10.66	$10.61	$10.10	$10.17

Total Return[1]	(0.54)%[2]	2.91%	5.99%	11.17%	5.75%	9.20%

Ratio of net expenses to average net assets[1]	0.49%[3]	0.49%	0.50%	0.60%	0.60%	0.60%
Ratio of total expenses to average net assets[1]	0.89%[3]	0.95%	0.97%	0.84%	0.82%	0.80%
Ratio of net investment income to average net assets	5.00%[3]	4.96%	5.09%	5.52%	6.23%	5.98%
Portfolio turnover	32%[2]	24%	79%	315%	438%	744%
Net assets at end of period (000’s omitted)	$25,465	$25,641	$24,559	$23,763	$30,711	$48,376

Notes to Financial Highlights

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the proceeding pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements).

[2]	Not annualized.

[3]	Annualized.

[4]	Excludes the impact of expense (reimbursement)/recoupment and expense offsets such as brokerage recapture credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

[5]	Per share numbers have been calculated using average shares.

#	Rounds to less than $0.01 per share.

Notes to Financial Statements

June 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are; Managers 20 Fund (“20 Fund”), Managers Mid-Cap Fund (“Mid-Cap”), Managers Balanced Fund (“Balanced”), Managers High Yield Fund (“High Yield”), and Managers Fixed Income Fund (“Fixed Income”), collectively the “Funds.”

The Funds each offer four classes of shares: Class A, Class B, Class C and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in the Funds’ portfolios and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets, but prior to the time each Fund’s NAV is calculated.

Fixed-income securities are valued based on valuations furnished by independent pricing services that reflect the evaluated bid price of such securities, except that for the Balanced, High Yield and Fixed Income Funds, fixed-income securities are valued based on valuations that reflect the mean between bid and asked prices. Some of these pricing services utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETFs, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. The Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2006, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratios were as follows: 20 Fund - $2,617 or 0.03%; Mid-Cap -$17,313 or 0.04% and Balanced - $3,662 or 0.03%.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Notes to Financial Statements (continued)

Each of the Funds has a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2006, the custodian expense was reduced as follows: Mid-Cap - $8; Balanced - $12; High Yield - $1,935; and Fixed Income - $17.

Managers Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least May 1, 2007 to waive fees and pay or reimburse expenses to the extent that the total operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets.

	Class A		Class B	Class C	Institutional Class
20 Fund	1.50	%*	2.25%	2.25%	1.25%
Mid-Cap	1.25	%*	2.00%	2.00%	1.00%
Balanced	1.25	%*	2.00%	2.00%	1.00%
High Yield	1.15	%*	1.90%	1.90%	0.90%
Fixed Income	0.74	%*	1.49%	1.49%	0.49%

*	Rate change effective May 1, 2005. Prior to this date the expense caps for Class A shares were 1.75%, 1.50%, 1.50%, 1.40% and 0.99%, respectively.

Each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the above percentages, based on the Fund’s average daily net assets.

For the six months ended June 30, 2006, the cumulative amount of reimbursement for 20 Fund, Mid-Cap, Balanced, High Yield and Fixed Income equaled $253,495, $281,067, $332,597, $468,375 and $676,375, respectively. Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for 20 Fund and Mid-Cap Fund. Dividends resulting from net investment income, if any, normally will be declared and paid monthly for, High Yield and Fixed Income Funds. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Balanced Fund. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of June 30, 2006, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

	Capital Loss Carryover Amount	Expires Dec. 31,
20 Fund	$77,079,380	2008
	79,991,018	2009
	40,035,261	2010
	10,219,945	2011
	11,047,284	2012
	25,435,421	2013
Mid-Cap	7,822,606	2008
	9,606,046	2009
Balanced	4,643,050	2008
	13,683,503	2009
	1,575,061	2010
High Yield	6,927,868	2007
	6,618,233	2008
	6,767,059	2009
Fixed Income	3,549,175	2009

Notes to Financial Statements (continued)

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2006 and the year ended December 31, 2005, the capital stock transactions in the Funds by class were:

	20 Fund				Mid-Cap
	2006		2005		2006		2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	2,944	$14,626	27,232	$130,280	115,143	$1,616,952	146,988	$1,826,721
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(180,773)	(866,279)	(291,714)	(1,400,859)	(92,222)	(1,280,839)	(258,188)	(3,283,146)
Net Increase (Decrease) - Class A	(177,829)	($851,653)	(264,482)	($1,270,579)	22,921	$336,113	(111,200)	($1,456,425)
Class B:
Proceeds from sales	3,101	$14,425	8,817	$40,332	9,813	$129,873	23,971	$282,261
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(402,147)	(1,857,988)	(951,327)	(4,366,913)	(154,518)	(2,032,144)	(300,410)	(3,563,421)
Net Decrease - Class B	(399,046)	($1,843,563)	(942,510)	($4,326,581)	(144,705)	($1,902,271)	(276,439)	($3,281,160)
Class C:
Proceeds from sales	12,434	$58,469	31,705	$144,928	40,266	$535,606	68,655	$825,453
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(321,822)	(1,506,233)	(844,301)	(3,878,459)	(147,203)	(1,954,759)	(316,626)	(3,798,811)
Net Decrease - Class C	(309,388)	($1,447,764)	(812,596)	($3,733,531)	(106,937)	($1,419,153)	(247,971)	($2,973,358)
Institutional Class:
Proceeds from sales	27,527	$141,209	117,649	$578,427	102,692	$1,510,391	223,648	$2,938,967
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(328,229)	(1,589,769)	(873,257)	(4,241,089)	(529,983)	(7,795,325)	(801,950)	(10,590,420)
Net Decrease - Institutional Class	(300,702)	($1,448,560)	(755,608)	($3,662,662)	(427,291)	($6,284,934)	(578,302)	($7,651,453)

Notes to Financial Statements (continued)

	Balanceed				High Yield
	2006		2005		2006		2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	9,299	$109,210	20,632	$233,937	369,761	$3,116,146	1,503,551	$12,708,992
Reinvestment of distributions	664	7,778	986	11,199	69,791	585,173	119,815	1,007,568
Cost of shares repurchased	(21,497)	(253,852)	(86,911)	(989,199)	(423,004)	(3,560,726)	(1,070,529)	(9,140,821)
Net Increase (Decrease) - Class A	(11,534)	($136,864)	(65,293)	($744,063)	16,548	$140,593	552,837	$4,575,739
Class B:
Proceeds from sales	5,242	$61,111	58,118	$639,490	17,929	$148,797	50,636	$424,563
Reinvestment of distributions	979	11,268	1,341	15,018	10,353	86,060	25,964	216,914
Cost of shares repurchased	(96,343)	(1,121,483)	(209,009)	(2,328,450)	(399,348)	(3,332,341)	(1,086,845)	(9,119,247)
Net Decrease - Class B	(90,122)	($1,049,104)	(149,550)	($1,673,942)	(371,066)	($3,097,484)	(1,010,245)	($8,477,770)
Class C:
Proceeds from sales	3,998	$46,683	13,643	$153,333	26,170	$217,507	84,882	$710,886
Reinvestment of distributions	339	3,934	484	5,472	6,135	50,890	11,918	99,327
Cost of shares repurchased	(46,484)	(545,025)	(142,102)	(1,593,340)	(111,709)	(930,046)	(349,931)	(2,938,374)
Net Decrease - Class C	(42,147)	($494,408)	(127,975)	($1,434,535)	(79,404)	($661,649)	(253,131)	($2,128,161)
Institutional Class:
Proceeds from sales	36,563	$436,588	63,621	$724,939	93,499	$793,467	271,146	$2,304,117
Reinvestment of distributions	5,647	66,569	8,066	92,369	9,875	83,410	17,935	152,023
Cost of shares repurchased	(64,172)	(767,720)	(143,110)	(1,631,461)	(58,964)	(500,767)	(418,348)	(3,578,667)
Net Increase (Decrease) - Institutional Class	(21,962)	($264,563)	(71,423)	($814,153)	44,410	$376,110	(129,267)	($1,122,527)

Notes to Financial Statements (continued)

	Fixed Income
	2006		2005
	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	585,055	$5,966,792	417,909	$4,402,019
Reinvestment of distributions	12,608	127,742	10,663	110,366
Cost of shares repurchased	(421,798)	(4,269,817)	(234,829)	(2,456,835)
Net Increase - Class A	175,865	$1,824,717	193,743	$2,055,550
Class B:
Proceeds from sales	20,570	$208,092	65,407	$682,333
Reinvestment of distributions	6,107	61,688	13,870	144,400
Cost of shares repurchased	(189,807)	(1,926,945)	(343,702)	(3,583,035)
Net Decrease - Class B	(163,130)	($1,657,165)	(264,425)	($2,756,302)
Class C:
Proceeds from sales	133,457	$1,359,353	134,202	$1,412,102
Reinvestment of distributions	2,632	26,753	5,224	55,005
Cost of shares repurchased	(171,748)	(1,752,526)	(320,733)	(3,368,435)
Net Decrease - Class C	(35,659)	($366,420)	(181,307)	($1,901,328)
Institutional Class:
Proceeds from sales	397,142	$4,091,386	558,692	$5,883,746
Reinvestment of distributions	52,088	531,659	94,810	996,405
Cost of shares repurchased	(389,685)	(4,003,246)	(490,814)	(5,173,510)
Net Increase - Institutional Class	59,545	$619,799	162,688	$1,706,641

At June 30, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds:

	Class A	Class B	Class C	Inst. Class
20 Fund	1 owns 36%	1 owns 58%	1 owns 55%	2 own 35%
Mid-Cap	1 owns 57%	1 owns 56%	1 owns 78%	1 owns 89%
Balanced	2 own 56%	1 owns 71%	1 owns 80%	1 owns 91%
High Yield	1 owns 81%	1 owns 59%	1 owns 66%	2 own 80%
Fixed Income	3 owns 64%	1 owns 67%	1 owns 85%	2 own 74%

Notes to Financial Statement (continued)

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement with Managers Investment Group LLC (formerly The Managers Funds LLC) under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2006, were as follows:

Investment Management Fee
20 Fund	0.70%
Mid-Cap	0.70%
Balanced	0.70%
High Yield	0.70%
Fixed Income	0.45%

The Funds have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders.

During the six months ended June 30, 2006, each of the Funds paid an Administration fee at the rate of 0.20% per annum of the Fund’s average daily net assets.

Prior to July, 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective, July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Fund and The Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”) a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. Managers Distributors, Inc. serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

The Funds have adopted distribution and service plans with respect to the Class A, Class B and Class C shares of each Fund (the “Plans”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges. Pursuant to the Plans, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to the Distributor up to 0.25% (prior to May 1, 2005, 0.50%), 1.00% and 1.00% annually of each Fund’s average daily net assets attributable to its Class A, Class B and Class C shares, respectively.

The Plans further provide for periodic payments by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

Notes to Financial Statements (continued)

The following summarizes the total fees incurred for such services for Class A, Class B and Class C shares for the six months ended June 30, 2006:

Amount
20 Fund	$66,458
Mid-Cap	155,153
Balanced	72,693
High Yield	145,296
Fixed Income	145,059

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2006, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
20 Fund	$1,515,616	$7,338,521	N/A	N/A
Mid-Cap	45,281,300	54,251,074	N/A	N/A
Balanced	5,937,555	7,932,885	$102,842	$1,637,523
High Yield	15,607,828	17,907,567	N/A	N/A
Fixed Income	18,990,582	19,399,012	1,874,375	10,565,755

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY Brokerage providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These payments are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote. The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the impact of adoption will have on the financial statements.

6.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”) (Balanced and Fixed Income)

The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

Notes to Financial Statements (continued)

7.	Risks Associated with High Yield Securities (High Yield)

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 2, 2006, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each Fund Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise each of the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance. As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the performance of the Fund.

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Funds’ Subadvisors and, therefore, that the fees paid to the Investment Manager cover the reasonable cost of providing portfolio management services as well as the reasonable cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to implement expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost

Annual Renewal of Investment Advisory Agreements (continued)

of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting the total expenses of the smaller Funds. The Trustees also considered the current asset levels of the Funds and the impact on profitability of growth of assets of the Funds. In this regard, the Trustees noted that, unlike the typical mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure and, as a Fund grows in size, it is common practice for the Investment Manager to recommend the selection of an additional Subadvisor to manage a portion of the Fund’s portfolio. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees further noted that, because of this practice, the Investment Manager’s oversight and supervisory responsibilities with respect to the Funds can be expected to increase with the size of the Funds. On this basis, the Trustees concluded that the profitability to the Investment Manager, if any, is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Funds at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability. In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by the Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and each Subadvisor.

MANAGERS 20 FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 and for the period from inception of the Fund in April 1998 through March 31, 2006 was below the median performance of the Peer Group and the performance of the Fund Benchmark, which is the S&P 500 Index. The Trustees further noted management’s discussion of the Fund’s performance. The Trustees concluded that, in light of the market environment during the relevant time periods and the Investment Strategy of the Subadvisor used in managing the Fund’s portfolio during such periods, which involve maintaining concentrated positions in aggressive growth companies, the Fund’s performance was reasonable in light of all factors considered. The Trustees noted that the Investment Manager will continue to monitor the performance of the Subadvisor. The Investment Manager indicated that it is considering various alternatives with regard to the Fund, in light of its performance record and small size.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.50% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS BALANCED FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 and for the period from the Fund’s inception in January 1997 through March 31, 2006 was below, above, above and above the median performance of the Peer Group, respectively, and above the performance of the Fund Benchmark for all such periods. The Fund Benchmark consists of an equal blend of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were equal to and higher than the average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.25% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS FIXED INCOME FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 and for the period from the Fund’s inception in January 1997 through March 31, 2006 was above the median performance of the Peer Group and was above the performance of the Fund Benchmark, which is the Lehman Brothers Aggregate Bond Index, for the 1-year, 3-year and 5-year periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were equal to the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 0.74% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment

Annual Renewal of Investment Advisory Agreements (continued)

Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS MID-CAP FUND

Fund Performance. Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 and for the period from its inception in January 1997 through March 31, 2006 was below, below, above and above the median performance of the Peer Group, respectively, and below, above, below and below the performance, respectively, of the Fund Benchmark, which is the S&P Mid Cap 400 Index. The Trustees noted that the Fund’s longer-term performance has exceeded the median of its Peer Group, which has resulted in the Fund performing within the top quartile of its Peer Group for the most recent 5-year period ended March 31, 2006. The Trustees concluded that the Fund’s performance has been reasonable in the light of all factors considered. The Trustees noted that the Investment Manager will continue to monitor the performance of the Subadvisor.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were lower and higher, respectively, than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.25% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS HIGH YIELD FUND

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 and for the period from the Fund’s inception in January 1998 through March 31, 2006 was above the median performance of the Peer Group for all periods and above the performance of the Fund Benchmark, which is the Lehman Brothers U.S. Corporate High Yield Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were average and above average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.15% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the interests of each Fund and its shareholders. Accordingly, on June 2, 2006 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for each Fund.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, III

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL Alternatives

First Quadrant, L.P.

MANAGERS

FIXED INCOME FUNDS

BOND (Managers)

Loomis, Sayles & Company L.P.

BOND (Managers Fremont)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION Government

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a	)(1)	Not applicable.

(a	)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a	)(3)	Not applicable.

(b	)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 7, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 7, 2006